UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
 (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-767-1729
Date of fiscal year end:  December 31
Date of reporting period:  September 30, 2015

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers® Growth Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 20.1%
CONSUMER DISCRETIONARY: 3.2%
DISH Network Corp., Class A (a)	1,567	$91,419
Home Depot, Inc., The	330	38,112
SES SA	848	26,762
Target Corp.	841	66,153
Time Warner Cable, Inc.	446	79,999
Time Warner, Inc.	1,087	74,731
Twenty-First Century Fox, Inc., Class B	1,715	46,425
		423,601

CONSUMER STAPLES: 2.3%
Coca-Cola Co., The	874	35,065
CVS Health Corp.	1,047	101,015
Kellogg Co.	628	41,793
Kimberly-Clark Corp.	356	38,818
PepsiCo, Inc.	608	57,334
Sysco Corp.	639	24,902
		298,927

ENERGY: 1.5%
Cameron International Corp. (a)	592	36,301
ConocoPhillips	883	42,349
National Oilwell Varco, Inc.	683	25,715
Noble Corp PLC	848	9,252
Royal Dutch Shell PLC, ADR	664	31,467
Schlumberger, Ltd.	681	46,969
		192,053

FINANCIALS: 5.3%
American Express Co.	837	62,047
American Tower Corp., REIT	421	37,040
Bank of New York Mellon Corp., The	796	31,163
Capital One Financial Corp.	412	29,878
Citigroup, Inc.	890	44,153
JPMorgan Chase & Co.	1,684	102,674
Marsh & McLennan Cos., Inc.	799	41,724
MetLife, Inc.	608	28,667
Progressive Corp., The	608	18,629
State Street Corp.	706	47,450
Synchrony Financial (a)	944	29,547
Travelers Cos., Inc., The	489	48,670
US Bancorp	1,767	72,465
Wells Fargo & Co.	1,874	96,230
		690,337

Schedule of Investments (Unaudited)
Growth Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 2.2%
Amgen, Inc.	350	$48,412
Anthem, Inc.	437	61,180
Johnson & Johnson	454	42,381
Merck & Co., Inc.	1,230	60,750
Novartis AG, ADR	333	30,609
Teva Pharmaceutical Industries, Ltd., ADR	800	45,168
		288,500

INDUSTRIALS: 2.1%
Danaher Corp.	753	64,163
Emerson Electric Co.	674	29,771
General Electric Co.	2,692	67,892
Honeywell International, Inc.	671	63,537
Illinois Tool Works, Inc.	581	47,822
		273,185

INFORMATION TECHNOLOGY: 2.1%
EMC Corp.	1,730	41,797
IBM	145	21,021
Microsoft Corp.	859	38,019
Motorola Solutions, Inc.	651	44,515
Nuance Communications, Inc. (a)	2,297	37,602
TE Connectivity, Ltd.	783	46,894
Xerox Corp	3,747	36,458
		266,306

MATERIALS: 1.1%
Air Products & Chemicals, Inc.	185	23,602
Crown Holdings, Inc. (a)	988	45,201
Martin Marietta Materials, Inc.	508	77,191
		145,994

UTILITIES: 0.3%
Sempra Energy	458	44,298

TOTAL COMMON STOCKS (Cost $1,888,498)		2,623,201

Schedule of Investments (Unaudited)
Growth Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 19.6%
Pax MSCI International ESG Index Fund (b)	199,253	$1,528,267
Pax World Global Environmental Markets Fund (b)	2,670	30,783
Pax World Small Cap Fund (b)	76,074	1,010,257

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,480,414)		2,569,307

NON-AFFILIATED INVESTMENT COMPANIES: 59.9%
Appleseed Fund (b)	1,758	20,161
Ariel Fund (b)	13,872	888,913
Eventide Gilead Fund (a)(b)	40,602	1,010,168
Neuberger Berman Socially Responsive Fund (b)	50,430	1,642,993
Parnassus Core Equity Fund (b)	78,129	2,998,578
Portfolio 21 Global Equity Fund (b)	181	6,267
Schroder Emerging Market Equity Fund (c)	44,259	483,754
TIAA-CREF Social Choice Equity Fund (b)	42,322	655,993
Touchstone Premium Yield Equity Fund (d)	15,767	130,076

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $7,941,855)		7,836,903

TOTAL INVESTMENTS: 99.6% (Cost $12,310,767)		13,029,411

Other assets and liabilities - (Net): 0.4%		46,829

Net Assets: 100.0%		$13,076,240

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
(d)	Class Y shares
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Growth and Income Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 10.8%
CONSUMER DISCRETIONARY: 1.7%
DISH Network Corp., Class A (a)	1,249	$72,867
Home Depot, Inc., The	272	31,413
SES SA	607	19,156
Target Corp.	693	54,511
Time Warner Cable, Inc.	357	64,035
Time Warner, Inc.	894	61,463
Twenty-First Century Fox, Inc., Class B	1,410	38,169
		341,614

CONSUMER STAPLES: 1.2%
Coca-Cola Co., The	731	29,328
CVS Health Corp.	859	82,876
Kellogg Co.	513	34,140
Kimberly-Clark Corp.	299	32,603
PepsiCo, Inc.	516	48,659
Sysco Corp.	527	20,537
		248,143

ENERGY: 0.8%
Cameron International Corp. (a)	502	30,783
ConocoPhillips	732	35,107
National Oilwell Varco, Inc.	561	21,122
Noble Corp PLC	707	7,713
Royal Dutch Shell PLC, ADR	555	26,301
Schlumberger, Ltd.	570	39,313
		160,339

FINANCIALS: 2.9%
American Express Co.	690	51,150
American Tower Corp., REIT	337	29,649
Bank of New York Mellon Corp., The	674	26,387
Capital One Financial Corp.	347	25,164
Citigroup, Inc.	747	37,059
JPMorgan Chase & Co.	1,365	83,224
Marsh & McLennan Cos., Inc.	656	34,256
MetLife, Inc.	482	22,726
Progressive Corp., The	491	15,044
State Street Corp.	561	37,705
Synchrony Financial (a)	777	24,320
Travelers Cos., Inc., The	402	40,011
US Bancorp	1,416	58,070
Wells Fargo & Co.	1,570	80,620
		565,385

Schedule of Investments (Unaudited)
Growth and Income Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 1.2%
Amgen, Inc.	279	$38,591
Anthem, Inc.	351	49,140
Johnson & Johnson	381	35,566
Merck & Co., Inc.	1,013	50,032
Novartis AG, ADR	273	25,094
Teva Pharmaceutical Industries, Ltd., ADR	659	37,207
		235,630

INDUSTRIALS: 1.1%
Danaher Corp.	604	51,467
Emerson Electric Co.	559	24,691
General Electric Co.	2,224	56,089
Honeywell International, Inc.	562	53,216
Illinois Tool Works, Inc.	487	40,085
		225,548

INFORMATION TECHNOLOGY: 1.1%
EMC Corp.	1,423	34,380
IBM	116	16,817
Microsoft Corp.	709	31,380
Motorola Solutions, Inc.	530	36,241
Nuance Communications, Inc. (a)	1,923	31,480
TE Connectivity, Ltd.	647	38,749
Xerox Corp	3,084	30,007
		219,054

MATERIALS: 0.6%
Air Products & Chemicals, Inc.	155	19,775
Crown Holdings, Inc. (a)	799	36,554
Martin Marietta Materials, Inc.	417	63,363
		119,692

UTILITIES: 0.2%
Sempra Energy	367	35,496

TOTAL COMMON STOCKS (Cost $1,609,496)		2,150,901

Schedule of Investments (Unaudited)
Growth and Income Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 18.7%
Pax MSCI International ESG Index Fund (b)	298,028	$2,285,872
Pax World Global Environmental Markets Fund (b)	11,981	138,144
Pax World High Yield Bond Fund (b)	62,589	408,706
Pax World Small Cap Fund (b)	68,666	911,881

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,904,304)		3,744,603

NON-AFFILIATED INVESTMENT COMPANIES: 70.5%
Access Capital Community Investment Fund (b)	2,213	20,448
Appleseed Fund (b)	12,903	147,996
Ariel Fund (b)	9,714	622,485
CRA Qualified Investment Fund (b)	1,940	20,991
Eventide Gilead Fund (a)(b)	54,474	1,355,324
Neuberger Berman Socially Responsive Fund (b)	51,576	1,680,359
PIMCO Income Fund (b)	98,372	1,189,318
Parnassus Core Equity Fund (b)	79,570	3,053,907
Praxis Intermediate Income Fund (b)	48,142	501,643
Portfolio 21 Global Equity Fund (b)	2,927	101,509
Schroder Emerging Market Equity Fund (c)	76,476	835,885
TIAA-CREF Social Choice Bond Fund (b)	86,929	894,497
TIAA-CREF Social Choice Equity Fund (b)	101,288	1,569,959
Touchstone Premium Yield Equity Fund (d)	255,747	2,109,910

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $14,743,814)		14,104,231

TOTAL INVESTMENTS: 100.0% (Cost $20,257,614)		19,999,735

Other assets and liabilities - (Net): 0.0% (e)		(7,118)

Net Assets: 100.0%		$19,992,617

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
(d)	Class Y shares
(e)	Rounds to less than 0.05%
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Balanced Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 8.5%
CONSUMER DISCRETIONARY: 1.4%
DISH Network Corp., Class A (a)	1,351	$78,817
Home Depot, Inc., The	294	33,954
SES SA	785	24,774
Target Corp.	748	58,838
Time Warner Cable, Inc.	395	70,851
Time Warner, Inc.	993	68,269
Twenty-First Century Fox, Inc., Class B	1,484	40,172
		375,675

CONSUMER STAPLES: 1.0%
Coca-Cola Co., The	784	31,454
CVS Health Corp.	938	90,498
Kellogg Co.	550	36,603
Kimberly-Clark Corp.	319	34,784
PepsiCo, Inc.	560	52,808
Sysco Corp.	562	21,901
		268,048

ENERGY: 0.6%
Cameron International Corp. (a)	531	32,561
ConocoPhillips	790	37,888
National Oilwell Varco, Inc.	607	22,854
Noble Corp PLC	757	8,259
Royal Dutch Shell PLC, ADR	595	28,197
Schlumberger, Ltd.	610	42,072
		171,831

FINANCIALS: 2.2%
American Express Co.	745	55,227
American Tower Corp., REIT	381	33,520
Bank of New York Mellon Corp., The	709	27,757
Capital One Financial Corp.	374	27,122
Citigroup, Inc.	799	39,638
JPMorgan Chase & Co.	1,480	90,236
Marsh & McLennan Cos., Inc.	671	35,040
MetLife, Inc.	536	25,272
Progressive Corp., The	516	15,810
State Street Corp.	611	41,065
Synchrony Financial (a)	834	26,104
Travelers Cos., Inc., The	433	43,096
US Bancorp	1,576	64,632
Wells Fargo & Co.	1,680	86,268
		610,787

Schedule of Investments (Unaudited)
Balanced Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 0.9%
Amgen, Inc.	310	$42,879
Anthem, Inc.	384	53,760
Johnson & Johnson	401	37,433
Merck & Co., Inc.	1,094	54,033
Novartis AG, ADR	269	24,726
Teva Pharmaceutical Industries, Ltd., ADR	713	40,256
		253,087

INDUSTRIALS: 0.9%
Danaher Corp.	674	57,432
Emerson Electric Co.	620	27,385
General Electric Co.	2,404	60,629
Honeywell International, Inc.	613	58,045
Illinois Tool Works, Inc.	521	42,884
		246,375

INFORMATION TECHNOLOGY: 0.9%
EMC Corp.	1,582	38,221
IBM	129	18,701
Microsoft Corp.	757	33,505
Motorola Solutions, Inc.	583	39,866
Nuance Communications, Inc. (a)	2,058	33,689
TE Connectivity, Ltd.	691	41,384
Xerox Corp	3,334	32,440
		237,806

MATERIALS: 0.5%
Air Products & Chemicals, Inc.	165	21,051
Crown Holdings, Inc. (a)	882	40,352
Martin Marietta Materials, Inc.	451	68,529
		129,932

UTILITIES: 0.1%
Sempra Energy	410	39,655

TOTAL COMMON STOCKS (Cost $1,783,321)		2,333,196

Schedule of Investments (Unaudited)
Balanced Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 16.1%
Pax MSCI International ESG Index Fund (b)	320,240	$2,456,242
Pax World Global Environmental Markets Fund (b)	26,831	309,364
Pax World High Yield Bond Fund (b)	77,081	503,338
Pax World Small Cap Fund (b)	86,837	1,153,200

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,585,648)		4,422,144

NON-AFFILIATED INVESTMENT COMPANIES: 75.4%
Access Capital Community Investment Fund (b)	97,875	904,365
Appleseed Fund (b)	18,734	214,880
Ariel Fund (b)	12,174	780,114
CRA Qualified Investment Fund (b)	88,297	955,368
Eventide Gilead Fund (a)(b)	56,550	1,406,957
Neuberger Berman Socially Responsive Fund (b)	58,252	1,897,854
PIMCO Income Fund (b)	134,950	1,631,542
Parnassus Core Equity Fund (b)	82,200	3,154,817
Praxis Intermediate Income Fund (b)	230,485	2,401,654
Portfolio 21 Global Equity Fund (b)	4,234	146,822
Schroder Emerging Market Equity Fund (c)	91,771	1,003,053
TIAA-CREF Social Choice Bond Fund (b)	315,475	3,246,238
TIAA-CREF Social Choice Equity Fund (b)	115,446	1,789,408
Touchstone Premium Yield Equity Fund (d)	146,328	1,207,204

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $21,399,788)		20,740,276

TOTAL INVESTMENTS: 100.0% (Cost $27,768,757)		27,495,616

Other assets and liabilities - (Net): 0.0%		(6,565)

Net Assets: 100.0%		$27,489,051

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
(d)	Class Y shares
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Income Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 2.8%
CONSUMER DISCRETIONARY: 0.5%
DISH Network Corp., Class A (a)	218	$12,718
Home Depot, Inc., The	48	5,544
SES SA	137	4,324
Target Corp.	122	9,597
Time Warner Cable, Inc.	63	11,300
Time Warner, Inc.	159	10,931
Twenty-First Century Fox, Inc., Class B	247	6,686
		61,100

CONSUMER STAPLES: 0.3%
Coca-Cola Co., The	128	5,135
CVS Health Corp.	154	14,858
Kellogg Co.	89	5,923
Kimberly-Clark Corp.	53	5,779
PepsiCo, Inc.	91	8,581
Sysco Corp.	92	3,585
		43,861

ENERGY: 0.2%
Cameron International Corp. (a)	92	5,641
ConocoPhillips	134	6,427
National Oilwell Varco, Inc.	100	3,765
Noble Corp PLC	125	1,364
Royal Dutch Shell PLC, ADR	98	4,644
Schlumberger, Ltd.	101	6,966
		28,807

FINANCIALS: 0.7%
American Express Co.	122	9,044
American Tower Corp., REIT	65	5,719
Bank of New York Mellon Corp., The	117	4,581
Capital One Financial Corp.	60	4,351
Citigroup, Inc.	130	6,449
JPMorgan Chase & Co.	239	14,573
Marsh & McLennan Cos., Inc.	117	6,110
MetLife, Inc.	86	4,055
Progressive Corp., The	88	2,696
State Street Corp.	102	6,855
Synchrony Financial (a)	139	4,351
Travelers Cos., Inc., The	70	6,967
US Bancorp	258	10,581
Wells Fargo & Co.	273	14,019
		100,351

Schedule of Investments (Unaudited)
Income Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 0.3%
Amgen, Inc.	51	$7,054
Anthem, Inc.	62	8,680
Johnson & Johnson	67	6,254
Merck & Co., Inc.	179	8,841
Novartis AG, ADR	48	4,412
Teva Pharmaceutical Industries, Ltd., ADR	117	6,606
		41,847

INDUSTRIALS: 0.3%
Danaher Corp.	108	9,203
Emerson Electric Co.	100	4,417
General Electric Co.	393	9,911
Honeywell International, Inc.	102	9,658
Illinois Tool Works, Inc.	86	7,079
		40,268

INFORMATION TECHNOLOGY: 0.3%
EMC Corp.	252	6,088
IBM	21	3,044
Microsoft Corp.	125	5,533
Motorola Solutions, Inc.	94	6,428
Nuance Communications, Inc. (a)	335	5,484
TE Connectivity, Ltd.	113	6,768
Xerox Corp	546	5,313
		38,658

MATERIALS: 0.2%
Air Products & Chemicals, Inc.	28	3,572
Crown Holdings, Inc. (a)	143	6,542
Martin Marietta Materials, Inc.	74	11,244
		21,358

UTILITIES: 0.0% (e)
Sempra Energy	67	6,480

TOTAL COMMON STOCKS (Cost $262,961)		382,730

Schedule of Investments (Unaudited)
Income Portfolio	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 13.3%
Pax MSCI International ESG Index Fund (b)	130,509	$1,001,001
Pax World Global Environmental Markets Fund (b)	8,964	103,350
Pax World High Yield Bond Fund (b)	38,405	250,781
Pax World Small Cap Fund (b)	32,886	436,729

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,804,155)		1,791,861

NON-AFFILIATED INVESTMENT COMPANIES: 84.4%
Access Capital Community Investment Fund (b)	90,087	832,402
Appleseed Fund (b)	23,040	264,272
Ariel Fund (b)	3,885	248,937
CRA Qualified Investment Fund (b)	38,425	415,762
Eventide Gilead Fund (a)(b)	30,688	763,515
Neuberger Berman Socially Responsive Fund (b)	1,043	33,996
PIMCO Income Fund (b)	147,651	1,785,099
Parnassus Core Equity Fund (b)	22,116	848,807
Praxis Intermediate Income Fund (b)	187,862	1,957,524
Portfolio 21 Global Equity Fund (b)	452	15,677
Schroder Emerging Market Equity Fund (c)	31,488	344,166
TIAA-CREF Social Choice Bond Fund (b)	202,246	2,081,107
TIAA-CREF Social Choice Equity Fund (b)	50,638	784,883
Touchstone Premium Yield Equity Fund (d)	124,103	1,023,853

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $11,529,544)		11,400,000

TOTAL INVESTMENTS: 100.5% (Cost $13,596,660)		13,574,591

Other assets and liabilities - (Net):- 0.5%		(71,128)

Net Assets: 100.0%		$13,503,463

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
(d)	Class Y shares
(e)	Rounds to less than 0.05%
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

September 30, 2015

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2015, the Trust offered ten investment funds.

These schedules of investments relate only to the ESG Managers Growth Portfolio (the "Growth Portfolio"), ESG Managers Growth and Income Portfolio (the "Growth and Income Portfolio"), ESG Managers Balanced Portfolio (the "Balanced Portfolio"), and ESG Managers Income Portfolio (the "Income Portfolio") (each a "Fund" and collectively, the "Funds"), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects this risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value ("NAV"), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the "NYSE Close") on the New York Stock Exchange ("NYSE") on each day (a "Business Day") that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Mutual fund investments are valued at the current day's closing NAV reported by the underlying fund.  Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds' investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called "evaluated pricing"). The Board has delegated to the Adviser's Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds' net asset value is determined; and changes in overall market conditions. At September 30, 2015, no management-appraised fair valued securities were held by any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds' fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market's exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments

● Level 2 – other significant observable inputs (including investments valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds' closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2015:

	Level 1	Level 2	Level 3	Totals
Growth
Common Stocks	$2,596,439	$26,762	$—	$2,623,201
Affiliated Investment Companies	2,569,307	—	—	2,569,307
Unaffiliated Investment Companies	7,836,903	—	—	7,836,903
Total	$13,002,649	$26,762	$—	$13,029,411
Growth and Income
Common Stocks	$2,131,745	$19,156	$—	$2,150,901
Affiliated Investment Companies	3,744,603	—	—	3,744,603
Unaffiliated Investment Companies	14,104,231	—	—	14,104,231
Total	$19,980,579	$19,156	$—	$19,999,735
Balanced
Common Stocks	$2,308,422	$24,774	$—	$2,333,196
Affiliated Investment Companies	4,422,144	—	—	4,422,144
Unaffiliated Investment Companies	20,740,276	—	—	20,740,276
Total	$27,470,842	$24,774	$—	$27,495,616
Income
Common Stocks	$378,406	$4,324	$—	$382,730
Affiliated Investment Companies	1,791,861	—	—	1,791,861
Unaffiliated Investment Companies	11,400,000	—	—	11,400,000
Total	$13,570,267	$4,324	$—	$13,574,591

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were $26,762 for the Growth Portfolio, $19,156 for the Growth and Income Portfolio, $24,774 for the Balanced Portfolio, and $4,324 for the Income Portfolio, due to the utilization of the pricing vendor's fair value pricing of foreign securities.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund's investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Purchases and proceeds from sales of investments for the Funds (excluding short-term investments and U.S. government bonds, if any) for the period ended September 30, 2015 were as follows:

Fund	Purchases	Sales
Growth	$2,508,895	$4,894,581
Growth and Income	4,741,283	817,822
Balanced	7,847,826	1,168,014
Income	6,116,208	888,270

For federal income tax purposes, the identified cost of investments owned at September 30, 2015 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2015 were as follows for the Funds:

	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth	$12,310,767	$1,093,789	$375,145	$718,644
Growth and Income	20,257,614	790,214	1,048,093	(257,879)
Balanced	27,768,757	835,728	1,108,869	(273,141)
Income	13,596,660	225,950	248,019	(22,069)

The term "affiliated company" includes other investment companies that are managed by a Fund's Adviser. At September 30, 2015, the Funds held the following investments in affiliated companies:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	9/30/2015	12/31/2014	Additions *	Reductions	9/30/2015	Distributions
Growth Portfolio
Pax MSCI International ESG Index Fund	199,253	$1,499,748	$595,791	$448,854	$1,528,267	$21,306
Pax World Global Environmental Markets Fund	2,670	301,852	4,470	250,000	30,783	1,303
Pax World Small Cap Fund	76,074	1,238,978	266,004	422,374	1,010,257	2,329
Total		$3,040,578	$866,265	$1,121,228	$2,569,307	$24,938
Growth and Income Portfolio
Pax MSCI International ESG Index Fund	298,028	$1,342,718	$1,144,020	$89,000	$2,285,872	$21,271
Pax World Balanced Fund	—	—	1,014	986	—	7
Pax World Global Environmental Markets Fund	11,981	146,835	709	—	138,144	628
Pax World High Yield Bond Fund	62,589	412,444	29,117	3,000	408,706	18,781
Pax World Small Cap Fund	68,666	762,997	205,673	15,000	911,881	1,448
Total		$2,664,994	$1,380,533	$107,986	$3,744,603	$42,135
Balanced Portfolio
Pax MSCI International ESG Index Fund	320,240	$1,540,641	$1,177,055	$85,346	$2,456,242	$26,885
Pax World Global Environmental Markets Fund	26,831	303,253	28,540	—	309,364	1,365
Pax World High Yield Bond Fund	77,081	482,273	80,669	20,000	503,338	22,783
Pax World Small Cap Fund	86,837	1,085,251	156,273	22,150	1,153,200	1,925
Total		$3,411,418	$1,442,537	$127,496	$4,422,144	$52,958
Income Portfolio
Pax MSCI International ESG Index Fund	130,509	$304,890	$787,300	$63,698	$1,001,001	$4,513
Pax World Global Environmental Markets Fund	8,964	109,851	530	—	103,350	470
Pax World High Yield Bond Fund	38,405	132,240	129,351	—	250,781	6,398
Pax World Small Cap Fund	32,886	254,714	206,780	10,150	436,729	459
Total		$801,695	$1,123,961	$73,848	$1,791,861	$11,840

*	Income distributions from affiliates are reinvested, with reinvestment amount included under Gross Additons column above.

Restricted and illiquid securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 ("the Act") which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of investment companies in which the Funds invest, at September 30, 2015, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Fund will classify as "illiquid" all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund's net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of investment companies in which the Funds invest, at September 30, 2015, the Funds did not directly hold any securities which were deemed illiquid.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 56.2%
CONSUMER DISCRETIONARY: 8.7%
Amazon.com, Inc. (a)	55,000	$28,153,951
Cabela's, Inc. (a)(d)	144,609	6,594,170
Carter's, Inc.	62,471	5,662,371
Home Depot, Inc., The	145,000	16,746,050
McDonald's Corp.	170,000	16,750,100
Newell Rubbermaid, Inc.	188,403	7,481,483
NIKE, Inc., Class B	177,667	21,847,711
Sally Beauty Holdings Inc (a)	193,478	4,595,103
Time Warner, Inc.	234,416	16,116,100
VF Corp.	228,987	15,619,203
Walt Disney Co., The	179,100	18,304,020
		157,870,262

CONSUMER STAPLES: 3.1%
Estee Lauder Cos, Inc., Class A	245,812	19,832,112
PepsiCo, Inc.	205,000	19,331,500
Procter & Gamble Co., The	235,000	16,905,900
		56,069,512

ENERGY: 3.8%
Apache Corp.	170,500	6,676,780
ConocoPhillips	140,000	6,714,400
Core Laboratories NV (d)	45,000	4,491,000
EQT Corp.	92,906	6,017,522
Hess Corp.	292,300	14,632,538
Marathon Petroleum Corp.	170,000	7,876,100
Occidental Petroleum Corp.	175,000	11,576,250
Pioneer Natural Resources Co.	94,000	11,434,160
		69,418,750

FINANCIALS: 10.8%
ACE, Ltd.	25,000	2,585,000
American Tower Corp., REIT	368,100	32,385,437
Bank of New York Mellon Corp., The	621,300	24,323,895
BlackRock, Inc.	57,500	17,104,525
Capitol Federal Financial, Inc.	695,407	8,428,333
Citigroup, Inc.	470,000	23,316,700
Goldman Sachs Group, Inc., The	107,500	18,679,200
Investors Bancorp, Inc.	726,719	8,967,712
LaSalle Hotel Properties, REIT	180,000	5,110,200
Morgan Stanley	780,300	24,579,450
RenaissanceRe Holdings, Ltd.	70,561	7,502,046
T Rowe Price Group, Inc.	104,500	7,262,750

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
US Bancorp	80,000	$3,280,800
White Mountains Insurance Group, Ltd.	14,218	10,625,111
		194,151,159

HEALTH CARE: 10.5%
AbbVie, Inc.	250,000	13,602,500
Becton Dickinson & Co.	275,552	36,554,729
Brookdale Senior Living, Inc. (a)	235,000	5,395,600
Celgene Corp. (a)	185,000	20,011,450
Express Scripts Holding Co. (a)	239,669	19,403,602
Gilead Sciences, Inc.	100,000	9,819,000
Hologic, Inc. (a)	200,000	7,826,000
Merck & Co., Inc.	595,000	29,387,050
St. Jude Medical, Inc.	89,524	5,648,069
UnitedHealth Group, Inc.	245,000	28,422,450
Zoetis, Inc.	350,145	14,418,971
		190,489,421

INDUSTRIALS: 3.5%
3M Co.	95,000	13,468,150
Expeditors Int. of Washington, Inc.	103,575	4,873,204
Masco Corp.	215,597	5,428,732
Oshkosh Corp. (d)	111,681	4,057,371
Stericycle, Inc. (a)	175,000	24,379,250
United Parcel Service, Inc., Class B	110,000	10,855,900
		63,062,607

INFORMATION TECHNOLOGY: 12.5%
ACI Worldwide, Inc. (a)	237,599	5,018,091
Amdocs, Ltd.	168,147	9,564,201
Apple, Inc.	342,500	37,777,751
ARRIS Group, Inc. (a)	199,308	5,176,029
Cognizant Technology Solutions, Class A (a)	326,188	20,422,631
Facebook, Inc., Class A (a)	245,000	22,025,500
Google, Inc., Class A (a)	39,000	24,896,430
Google, Inc., Class C	39,049	23,758,192
Ingram Micro, Inc., Class A	201,022	5,475,839
Microsoft Corp.	700,786	31,016,788
NXP Semiconductors NV (a)	130,000	11,319,100
Oracle Corp.	350,000	12,642,000
Syntel, Inc. (a)	123,477	5,594,743
Visa, Inc., Class A	145,000	10,100,700
		224,787,995

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 1.3%
Axiall Corp.	155,873	$2,445,647
Ecolab, Inc.	74,200	8,141,224
LyondellBasell Industries NV, Class A	154,500	12,879,120
		23,465,991

TELECOMMUNICATION SERVICES: 0.8%
AT&T, Inc.	440,000	14,335,200

UTILITIES: 1.2%
Eversource Energy	115,605	5,851,925
Laclede Group, Inc., The	99,977	5,451,746
ONE Gas, Inc.	226,277	10,257,136
		21,560,807

TOTAL COMMON STOCKS (Cost $930,826,970)		1,015,211,704

AFFILIATED INVESTMENT COMPANIES: 8.0%
Pax MSCI International ESG Index Fund (e)	18,830,748	144,431,834
(Cost $162,878,773)

BONDS: 33.9%
COMMUNITY INVESTMENT NOTES: 0.2%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 11/01/17 (b)	260,300	253,688
Enterprise Community Impact, 1.500%, 12/11/15 (b)(f)	500,000	499,990

TOTAL COMMUNITY INVESTMENT NOTES (Cost $3,760,300)		3,753,678

CORPORATE BONDS: 10.9%
CONSUMER DISCRETIONARY: 1.2%
Best Buy Co., Inc., 3.750%, 03/15/16	2,396,000	2,419,481
DIRECTV Holdings, LLC/Financing Co., 3.800%, 03/15/22	1,000,000	1,007,945
Expedia, Inc., 5.950%, 08/15/20	2,000,000	2,219,158
Kohl's Corp., 3.250%, 02/01/23 (d)	3,000,000	2,908,569

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CONSUMER DISCRETIONARY, continued
Marriott International, Inc., 3.250%, 09/15/22	$3,000,000	$3,010,347
Newell Rubbermaid, Inc., 2.050%, 12/01/17	170,000	170,357
Ross Stores, Inc., 3.375%, 09/15/24	3,000,000	2,986,224
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,340,350
Walt Disney Co., The, 3.750%, 06/01/21	3,026,000	3,266,673
		21,329,104

CONSUMER STAPLES: 1.0%
Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24 (d)	4,000,000	4,059,468
Campbell Soup Co., 3.300%, 03/19/25	3,000,000	2,970,237
Coca-Cola Refreshments USA, Inc., 6.750%, 09/15/28	1,000,000	1,303,528
Costco Wholesale Corp., 2.250%, 02/15/22	2,000,000	1,983,010
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,143,954
Kimberly-Clark Corp., 2.650%, 03/01/25	2,000,000	1,949,506
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,225,864
PepsiCo, Inc., 2.750%, 04/30/25	1,000,000	970,144
		17,605,711

ENERGY: 0.9%
Cameron International Corp., 3.700%, 06/15/24	1,250,000	1,247,708
ConocoPhillips Co., 2.875%, 11/15/21	3,000,000	3,007,296
Hess Corp, 3.500%, 07/15/24 (d)	2,000,000	1,854,892
Noble Energy, Inc., 3.900%, 11/15/24	2,000,000	1,863,516
Occidental Petroleum Corp., 3.500%, 06/15/25	2,000,000	1,996,822
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,402,401
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	944,182
		15,316,817

FINANCIALS: 4.2%
American Express Co., 7.000%, 03/19/18	1,000,000	1,124,140
American Tower Corp., REIT, 7.250%, 05/15/19	1,665,000	1,926,017
Asian Development Bank, 2.125%, 03/19/25	2,000,000	1,987,040
Bank of America Corp., 1.350%, 11/21/16	4,950,000	4,956,668
BB&T Corp., 1.450%, 01/12/18	3,134,000	3,127,788
BlackRock, Inc., 3.375%, 06/01/22	2,350,000	2,432,278
Branch Banking & Trust Co., 0.754%, 12/01/16	1,000,000	1,001,073
Branch Banking & Trust Co./Wilson NC, 0.656%, 09/13/16	4,000,000	3,994,084
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,750,627
Discover Bank, 3.200%, 08/09/21	3,000,000	3,002,325
Discover Bank, 4.250%, 03/13/26	1,300,000	1,321,784
Ford Motor Credit Co., LLC, 1.583%, 11/20/18	3,000,000	2,999,283
Ford Motor Credit Co., LLC, 1.166%, 03/12/19	1,000,000	972,175
Ford Motor Credit Co., LLC, 8.125%, 01/15/20	2,000,000	2,399,110

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Goldman Sachs Group, Inc., The, 1.497%, 04/30/18	$4,000,000	$4,036,768
Goldman Sachs Group, Inc., The, 5.750%, 01/24/22	3,000,000	3,445,839
Goldman Sachs Group, Inc., The, 2.000%, 10/30/22	3,000,000	2,937,180
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37	2,000,000	2,393,188
International Bank for Reconstruction & Development, 0.625%, 07/12/17	2,000,000	1,998,248
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	3,977,528
International Finance Corp., 2.000%, 09/15/24	3,000,000	3,018,078
Morgan Stanley, 0.769%, 10/15/15	2,000,000	2,000,160
Morgan Stanley, 1.575%, 04/25/18	4,000,000	4,058,848
Morgan Stanley, 3.100%, 11/09/18	1,177,000	1,224,393
Morgan Stanley, 2.200%, 12/07/18	2,000,000	2,019,496
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,982,592
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,232,416
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,356,834
State Street Corp., 4.956%, 03/15/18	2,010,000	2,145,064
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,631,071
US Bancorp, 1.950%, 11/15/18	2,064,000	2,086,448
		76,538,543

HEALTH CARE: 1.1%
Becton Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,074,067
Becton Dickinson & Co., 7.000%, 08/01/27	2,250,000	2,875,223
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,131,906
Celgene Corp., 3.250%, 08/15/22	3,000,000	3,009,321
Gilead Sciences, Inc., 3.700%, 04/01/24	2,000,000	2,048,704
Merck & Co., Inc., 2.350%, 02/10/22	2,000,000	1,973,080
UnitedHealth Group, Inc., 2.875%, 03/15/23	4,000,000	3,989,124
		19,101,425

INDUSTRIALS: 1.0%
CSX Corp., 7.375%, 02/01/19	2,000,000	2,337,124
Cummins, Inc., 7.125%, 03/01/28	3,200,000	4,285,868
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,415,156
Pentair PLC, 5.000%, 05/15/21	1,550,000	1,643,662
Ryder System, Inc., 2.500%, 05/11/20	2,000,000	1,988,046
SolarCity Corp., 4.700%, 05/29/25	2,000,000	2,037,204
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,098,749
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,480,633
		18,286,442

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 0.9%
Adobe Systems, Inc., 4.750%, 02/01/20	$1,150,000	$1,265,849
Apple, Inc., 2.850%, 05/06/21	4,000,000	4,105,492
CA, Inc., 5.375%, 12/01/19	3,000,000	3,287,667
Cisco Systems, Inc., 0.824%, 03/01/19	2,000,000	1,995,666
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,641,988
IBM Corp., 5.700%, 09/14/17	2,000,000	2,174,550
NetApp, Inc., 3.250%, 12/15/22	671,000	647,059
		16,118,271

MATERIALS: 0.4%
LyondellBasell Industries NV, 6.000%, 11/15/21	3,000,000	3,394,518
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,061,152
Rock-Tenn Co., 4.900%, 03/01/22	2,000,000	2,173,192
		7,628,862

TELECOMMUNICATION SERVICES: 0.1%
Verizon Communications, Inc., 3.500%, 11/01/24	2,500,000	2,462,760

UTILITIES: 0.1%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	970,326

TOTAL CORPORATE BONDS
(Cost $192,686,385)		195,358,261

U.S. GOVERNMENT AGENCY BONDS: 3.5%
FEDERAL FARM CREDIT BANK (AGENCY): 0.8%
Federal Farm Credit Bank, 1.120%, 08/20/18	4,000,000	3,984,112
Federal Farm Credit Bank, 1.140%, 09/04/18	3,500,000	3,500,462
Federal Farm Credit Bank, 1.740%, 03/11/20	3,000,000	3,000,543
Federal Farm Credit Bank, 1.840%, 02/04/21	3,000,000	3,000,597
		13,485,714

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 1.3%
Federal Home Loan Bank, 1.000%, 02/05/18	5,000,000	4,997,925
Federal Home Loan Bank, 1.150%, 07/25/18	3,000,000	3,000,078
Federal Home Loan Bank, 1.000%, 10/28/19	3,000,000	3,017,421
Federal Home Loan Bank, 1.550%, 02/05/20	3,000,000	2,973,516
Federal Home Loan Bank, 2.375%, 03/12/21	1,000,000	1,038,675
Federal Home Loan Bank, 1.500%, 09/26/22	2,142,857	2,139,090

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY), continued
Federal Home Loan Bank, 2.250%, 10/11/22	$3,000,000	$2,982,903
Federal Home Loan Bank, 2.220%, 12/27/22	3,000,000	2,986,854
		23,136,462

FREDDIE MAC (AGENCY): 0.4%
Freddie Mac, 1.050%, 03/26/18	3,000,000	3,008,112
Freddie Mac, 1.125%, 05/25/18	5,000,000	5,001,290
		8,009,402

FANNIE MAE (AGENCY): 1.0%
Fannie Mae, 1.050%, 05/25/18	3,000,000	3,002,412
Fannie Mae, 1.000%, 12/20/18	4,000,000	3,961,568
Fannie Mae, 1.625%, 08/08/19	2,000,000	2,002,748
Fannie Mae, 1.500%, 10/23/19	3,000,000	2,996,100
Fannie Mae, 2.000%, 05/21/21	925,000	925,126
Fannie Mae, 2.000%, 11/14/22	6,000,000	5,887,716
		18,775,670

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $63,017,139)		63,407,248

GOVERNMENT BONDS: 0.3%
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,499,930
(Cost $4,986,641)

MUNICIPAL BONDS: 2.5%
City of San Francisco CA Public Utilites Commission, 6.000%, 11/01/40	2,815,000	3,429,120
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,192,060
Dallas Independant School District, 6.450%, 02/15/35	3,000,000	3,526,890
Kentucky State Property & Building Commission, 5.373%, 11/01/25	2,000,000	2,267,820
Long Island Power Authority, 3.983%, 09/01/25	3,000,000	3,216,690
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,607,050
New York City Transitional Finance Authority, 3.190%, 08/01/25	3,000,000	3,063,690
New York City Transitional Finance Authority, 4.100%, 11/01/27	2,550,000	2,690,709
State Board of Administration Finance Corp., 1.298%, 07/01/16	2,260,000	2,272,611
State Board of Administration Finance Corp., Ser A, 2.995%, 07/01/20	2,000,000	2,042,700
State of California, 5.000%, 10/01/28	3,000,000	3,565,890
State of Connecticut, 2.920%, 08/01/23	2,000,000	2,028,100
State of Illinois, 5.000%, 01/01/23	3,250,000	3,405,870

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MUNICIPAL BONDS, continued
University of California, 4.059%, 05/15/31	$5,000,000	$5,043,700
University of Massachusetts Building Authority, 6.573%, 05/01/39	3,800,000	4,252,466

TOTAL MUNICIPAL BONDS (Cost $46,130,038)		45,605,366

U.S. TREASURY NOTES: 8.2%
United States Treasury Note (TIPS), 2.000%, 01/15/16	2,404,840	2,398,939
United States Treasury Note, 0.375%, 03/15/16	7,000,000	7,007,700
United States Treasury Note, 0.625%, 02/15/17	905,000	906,809
United States Treasury Note (TIPS), 0.125%, 04/15/18	1,011,772	1,010,987
United States Treasury Note, 0.875%, 07/15/18	3,000,000	3,000,195
United States Treasury Note, 1.500%, 05/31/19	5,000,000	5,067,610
United States Treasury Note, 1.750%, 09/30/19	8,000,000	8,170,832
United States Treasury Note, 3.375%, 11/15/19	5,000,000	5,431,575
United States Treasury Note, 3.625%, 02/15/20	2,000,000	2,197,592
United States Treasury Note , 1.375%, 02/29/20	3,000,000	3,014,142
United States Treasury Note (TIPS), 1.250%, 07/15/20	4,377,240	4,599,494
United States Treasury Note, 2.125%, 09/30/21	10,000,000	10,290,690
United States Treasury Note, 2.000%, 10/31/21	3,000,000	3,062,793
United States Treasury Note, 2.000%, 11/15/21	3,000,000	3,062,052
United States Treasury Note, 2.125%, 06/30/22	3,000,000	3,078,672
United States Treasury Note, 2.375%, 08/15/24	39,000,000	40,176,864
United States Treasury Note, 2.250%, 11/15/24	6,000,000	6,113,592
United States Treasury Note, 2.000%, 02/15/25	3,000,000	2,988,828
United States Treasury Note, 2.000%, 08/15/25	3,000,000	2,984,688
United States Treasury Note, 6.250%, 05/15/30	2,000,000	2,972,344
United States Treasury Note, 4.500%, 02/15/36	7,000,000	9,181,305
United States Treasury Note, 4.375%, 11/15/39	4,000,000	5,134,296
United States Treasury Note, 3.125%, 08/15/44	15,000,000	15,703,425

TOTAL U.S. TREASURY NOTES (Cost $144,883,437)		147,555,424

MORTGAGE-BACKED SECURITIES: 8.3%
GINNIE MAE (MORTGAGE BACKED): 1.2%
Ginnie Mae, 6.000%, 05/15/21	124,001	130,597
Ginnie Mae, 6.000%, 07/15/21	6,441	6,694

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
GINNIE MAE (MORTGAGE BACKED), continued
Ginnie Mae, 6.000%, 02/15/22	$151,794	$159,766
Ginnie Mae, 1.625%, 11/20/33	1,879,414	1,952,130
Ginnie Mae, 1.750%, 05/20/34	2,080,401	2,150,734
Ginnie Mae, 1.625%, 08/20/34	1,093,772	1,140,317
Ginnie Mae, 1.750%, 04/20/35	2,053,176	2,125,129
Ginnie Mae, 1.625%, 07/20/35	1,507,373	1,571,638
Ginnie Mae, 6.000%, 08/15/35	593,500	686,589
Ginnie Mae, 6.000%, 05/20/36	310,437	349,888
Ginnie Mae, 6.000%, 01/15/38	516,835	589,289
Ginnie Mae, 2.000%, 06/20/43	2,191,316	2,284,037
Ginnie Mae, 4.000%, 02/20/45	1,808,306	1,927,549
Ginnie Mae, 3.458%, 05/16/53	2,610,875	2,723,713
Ginnie Mae, 2.550%, 03/16/55	2,909,840	2,950,402
		20,748,472

FREDDIE MAC (MORTGAGE-BACKED): 2.0%
Freddie Mac, 4.500%, 09/01/18	70,808	73,401
Freddie Mac, 4.000%, 09/01/18	50,699	53,014
Freddie Mac, 5.500%, 10/01/18	40,979	42,239
Freddie Mac, 5.000%, 11/01/18	38,530	40,081
Freddie Mac, 5.000%, 11/01/18	36,338	37,800
Freddie Mac, 2.313%, 03/25/20	4,000,000	4,100,926
Freddie Mac, 3.062%, 12/25/24	2,250,000	2,324,771
Freddie Mac, 3.500%, 11/01/25	869,466	919,725
Freddie Mac, 3.000%, 11/01/28	1,990,078	2,069,371
Freddie Mac, 3.500%, 01/01/29	1,605,716	1,700,120
Freddie Mac, 4.000%, 08/01/31	2,330,431	2,511,539
Freddie Mac, 3.000%, 07/01/33	2,674,656	2,761,479
Freddie Mac, 3.500%, 01/01/34	2,608,558	2,762,262
Freddie Mac, 2.356%, 12/01/35	1,259,744	1,342,969
Freddie Mac, 2.400%, 05/01/36	13,308	13,357
Freddie Mac, 2.429%, 11/01/36	1,015,080	1,080,899
Freddie Mac, 2.427%, 01/01/38	1,350,475	1,437,637
Freddie Mac, 5.000%, 07/01/39	704,267	771,717
Freddie Mac, 5.000%, 08/01/39	513,572	564,999
Freddie Mac, 5.500%, 10/01/39	834,351	935,635
Freddie Mac, 2.264%, 12/01/39	2,844,029	3,020,385
Freddie Mac, 3.500%, 01/01/41	1,429,228	1,493,338
Freddie Mac, 2.439%, 01/01/43	3,551,847	3,624,634
Freddie Mac, 3.500%, 02/01/45	2,837,972	2,990,011
		36,672,309

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED): 4.5%
Fannie Mae, 4.500%, 07/01/18	152,938	158,578
Fannie Mae, 3.500%, 09/01/18	185,014	195,540
Fannie Mae, 3.500%, 10/01/18	23,855	25,212
Fannie Mae, 3.500%, 10/01/18	107,371	113,480
Fannie Mae, 5.000%, 11/01/18	12,882	13,392
Fannie Mae, 5.000%, 11/01/18	63,275	65,808
Fannie Mae, 5.000%, 11/01/18	119,467	124,241
Fannie Mae, 5.000%, 10/01/20	336,562	357,960
Fannie Mae, 3.500%, 01/01/26	1,426,223	1,515,905
Fannie Mae, 3.500%, 02/01/26	1,194,629	1,264,707
Fannie Mae, 4.000%, 10/01/26	2,059,324	2,194,047
Fannie Mae, 3.000%, 11/01/26	1,311,779	1,372,871
Fannie Mae, 3.000%, 11/01/26	1,662,850	1,739,995
Fannie Mae, 3.500%, 12/01/26	2,167,243	2,303,664
Fannie Mae, 2.500%, 03/01/27	1,638,145	1,685,967
Fannie Mae, 2.500%, 06/01/27	4,575,380	4,709,344
Fannie Mae, 2.500%, 09/01/27	2,028,582	2,087,970
Fannie Mae, 2.500%, 12/01/27	2,917,048	3,002,438
Fannie Mae, 3.000%, 09/01/28	2,732,986	2,843,258
Fannie Mae, 4.000%, 01/01/31	2,011,364	2,168,927
Fannie Mae, 4.000%, 01/01/32	1,762,418	1,912,389
Fannie Mae, 6.500%, 06/01/32	248,171	283,735
Fannie Mae, 2.425%, 12/01/33	104,516	112,222
Fannie Mae, 6.000%, 02/01/34	283,214	319,628
Fannie Mae, 2.355%, 03/01/34	3,154,680	3,355,934
Fannie Mae, 4.500%, 04/01/34	2,447,682	2,674,998
Fannie Mae, 2.483%, 07/01/34	1,267,314	1,348,428
Fannie Mae, 2.288%, 06/01/35	121,014	127,729
Fannie Mae, 3.500%, 07/01/35	2,865,782	3,019,302
Fannie Mae, 1.904%, 10/01/35	2,420,888	2,543,862
Fannie Mae, 2.286%, 05/01/36	102,815	107,396
Fannie Mae, 2.193%, 09/01/37	2,862,474	3,022,875
Fannie Mae, 2.363%, 09/01/39	2,912,289	3,077,415
Fannie Mae, 6.000%, 06/01/40	1,311,225	1,497,380
Fannie Mae, 4.000%, 01/01/41	2,820,880	3,015,313
Fannie Mae, 4.000%, 02/01/41	2,032,145	2,190,078
Fannie Mae, 3.500%, 10/01/41	2,010,478	2,114,317
Fannie Mae, 2.708%, 04/01/42	1,800,844	1,859,768
Fannie Mae, 3.500%, 07/01/42	2,451,123	2,568,353
Fannie Mae, 2.060%, 09/01/42	1,871,897	1,929,566

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
Fannie Mae, 2.800%, 09/01/43	$3,051,341	$3,209,662
Fannie Mae, 3.086%, 08/01/44	2,468,512	2,604,712
Fannie Mae, 4.000%, 01/01/45	2,722,400	2,907,912
Fannie Mae, 3.500%, 04/01/45	1,971,115	2,058,728
Fannie Mae, 4.000%, 06/01/45	2,786,599	3,006,145
Fannie Mae, 4.000%, 10/01/45	3,000,000	3,208,595
		82,019,746

COMMERCIAL MORTGAGE-BACKED: 0.6%
FREMF Mortgage Trust, 144A, 5.624%, 04/25/20 (c)	3,264,000	3,682,570
FREMF Mortgage Trust, 144A, 5.333%, 02/25/47 (c)	3,300,000	3,674,651
FREMF Mortgage Trust, 144A, 4.756%, 01/25/48 (c)	2,986,504	3,271,876
		10,629,097

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $148,059,235)		150,069,624

TOTAL BONDS
(Cost $603,523,175)		611,249,531

CERTIFICATES OF DEPOSIT: 0.0% (g)
Hope Community Credit Union, 0.750%, 05/09/16	100,000	100,000
Urban Partnership Bank, 0.200%, 03/19/16	248,000	248,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0% (g)
Self Help Credit Union Money Market Account	418,968	418,968
(Cost $418,968)

TIME DEPOSIT: 1.7%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/15	29,971,000	29,971,000
(Cost $29,971,000)

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITEIS LENDING: 0.9%
State Street Navigator Securities Lending Prime Portfolio	15,796,915	$15,796,915
(Cost $15,796,915)

TOTAL INVESTMENTS: 100.7% (Cost $1,743,763,801)		1,817,427,952

Payable upon return of securities loaned:- 0.9%		(15,796,915)

Other assets and liabilities - (Net): 0.2%		4,251,202

Net Assets: 100.0%		$1,805,882,239

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security or partial position of this security was on loan as of September 30, 2015. The total market value of securities on loan as of September 30, 2015 was $15,855,728.
(e)	Institutional Class shares.
(f)	Illiquid security.
(g)	Rounds to less than 0.05%.
LP - Limited Partnership
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.6%
CONSUMER DISCRETIONARY: 18.0%
Amazon.com, Inc. (a)	6,750	$3,455,258
BorgWarner, Inc.	44,800	1,863,232
Home Depot, Inc., The	13,500	1,559,115
Lowe's Cos., Inc.	57,500	3,962,900
Macy's, Inc.	48,500	2,489,020
Marriott International, Inc., Class A	25,000	1,705,000
Newell Rubbermaid, Inc.	97,000	3,851,870
NIKE, Inc., Class B	31,278	3,846,256
Scripps Networks Interactive, Inc, Class A	37,500	1,844,625
Starbucks Corp.	54,300	3,086,412
Time Warner, Inc.	35,850	2,464,688
VF Corp.	43,300	2,953,493
Walt Disney Co., The	13,500	1,379,700
		34,461,569
CONSUMER STAPLES: 7.3%
Estee Lauder Cos, Inc., Class A	37,800	3,049,704
General Mills, Inc.	49,000	2,750,370
PepsiCo, Inc.	59,180	5,580,674
Procter & Gamble Co., The	35,600	2,561,064
		13,941,812
FINANCIALS: 9.1%
American Express Co.	34,000	2,520,420
American Tower Corp., REIT	35,450	3,118,891
CBRE Group, Inc., Class A (a)	45,500	1,456,000
Morgan Stanley	68,800	2,167,200
PNC Financial Services Group, Inc.	53,450	4,767,740
State Street Corp.	32,400	2,177,604
Weyerhaeuser Co., REIT	46,500	1,271,310
		17,479,165
HEALTH CARE: 14.9%
Abbott Laboratories	108,500	4,363,870
Agilent Technologies, Inc.	56,500	1,939,645
Biogen, Inc. (a)	4,500	1,313,145
Bristol-Myers Squibb Co.	40,500	2,397,600
Celgene Corp. (a)	27,000	2,920,590
Express Scripts Holding Co. (a)	32,750	2,651,440
Gilead Sciences, Inc.	33,150	3,254,999
Laboratory Corp of America Holdings (a)	42,890	4,652,278
Mylan NV (a)(c)	30,000	1,207,800
Thermo Fisher Scientific, Inc.	31,462	3,847,173
		28,548,540

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS: 12.3%
3M Co.	30,000	$4,253,099
Cummins, Inc.	13,500	1,465,830
Eaton Corp PLC	33,050	1,695,465
Expeditors Int. of Washington, Inc.	58,000	2,728,900
Landstar System, Inc.	24,250	1,539,148
Quanta Services, Inc. (a)	91,700	2,220,057
Roper Technologies, Inc.	12,850	2,013,595
SolarCity Corp. (a)(c)	25,675	1,096,579
Stanley Black & Decker, Inc.	31,500	3,054,870
United Parcel Service, Inc., Class B	34,201	3,375,297
		23,442,840

INFORMATION TECHNOLOGY: 29.7% (b)
Apple, Inc.	96,925	10,690,827
Cognizant Technology Solutions, Class A (a)	50,000	3,130,500
eBay, Inc. (a)	57,750	1,411,410
EMC Corp.	96,000	2,319,360
Facebook, Inc., Class A (a)	33,500	3,011,650
Google, Inc., Class A (a)	8,705	5,557,010
Google, Inc., Class C	5,319	3,236,187
Ingram Micro, Inc., Class A	71,500	1,947,660
Intuit, Inc.	20,400	1,810,500
MasterCard, Inc., Class A	31,000	2,793,720
Microsoft Corp.	69,000	3,053,940
NXP Semiconductors NV (a)	12,000	1,044,840
Oracle Corp.	58,820	2,124,578
PayPal Holdings Inc (a)	77,750	2,413,360
QUALCOMM, Inc.	19,750	1,061,168
Red Hat, Inc. (a)	20,200	1,451,976
salesforce.com, inc. (a)	35,250	2,447,408
SunPower Corp. (a)(c)	50,750	1,017,030
Tableau Software, Inc., Class A (a)	9,115	727,195
Texas Instruments, Inc.	48,500	2,401,720
Visa, Inc., Class A	45,000	3,134,699
		56,786,738

MATERIALS: 2.4%
Nucor Corp.	60,000	2,253,000
Praxair, Inc.	23,500	2,393,710
		4,646,710

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 1.5%
Verizon Communications, Inc.	46,370	$2,017,559
Vodafone Group PLC, ADR	27,729	880,118
		2,897,677

UTILITIES: 1.4%
American Water Works Co., Inc.	47,404	2,611,012

TOTAL COMMON STOCKS (Cost $135,266,105)		184,816,063

TIME DEPOSIT: 3.6%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/15	$6,887,000	6,887,000
(Cost $6,887,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 1.7%
State Street Navigator Securities Lending Prime Portfolio	3,173,138	3,173,138
(Cost $3,173,138)

TOTAL INVESTMENTS: 101.9% (Cost $145,326,243)		194,876,201

Payable upon return of securities loaned: -1.7%		(3,173,138)

Other assets and liabilities - (Net): -0.2%		(392,232)

Net Assets: 100.0%		$191,310,831

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
(c)	Security or partial position of this security was on loan as of September 30, 2015. The total market value of securities on loan as of September 30, 2015 was $3,189,778.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 90.9%
CONSUMER DISCRETIONARY: 14.5%
Cabela's, Inc. (a)(b)	304,821	$13,899,836
Carter's, Inc.	93,434	8,468,858
Jamba, Inc. (a)	449,874	6,410,705
Libbey, Inc.	98,988	3,227,999
Men's Wearhouse, Inc., The	209,152	8,893,143
Metaldyne Performance Group, Inc.	267,492	5,620,007
Planet Fitness, Inc., Class A (a)	183,465	3,144,590
Sally Beauty Holdings Inc (a)	388,509	9,227,089
WCI Communities, Inc. (a)	488,282	11,049,822
		69,942,049

CONSUMER STAPLES: 2.0%
Maple Leaf Foods Inc	568,600	9,386,480

ENERGY: 1.0%
SM Energy Co.	70,000	2,242,800
Ultra Petroleum Corp. (a)(b)	420,217	2,685,187
		4,927,987

FINANCIALS: 28.8% (c)
Beneficial Bancorp, Inc. (a)	268,684	3,562,750
Berkshire Hills Bancorp Inc	262,759	7,236,383
Capitol Federal Financial, Inc.	1,315,054	15,938,454
FBR & Co. (b)	235,676	4,812,504
Fox Chase Bancorp, Inc.	482,038	8,368,180
HomeTrust Bancshares, Inc. (a)	483,554	8,969,927
Independent Bank Corp.	236,828	10,917,771
Investors Bancorp, Inc.	1,426,931	17,608,327
Kearny Financial Corp/MD	599,900	6,880,853
LaSalle Hotel Properties, REIT	251,692	7,145,536
Legg Mason, Inc.	53,500	2,226,135
Meridian Bancorp, Inc. (a)	911,107	12,454,833
Physicians Realty Trust, REIT	433,117	6,535,736
RenaissanceRe Holdings, Ltd.	97,574	10,374,068
White Mountains Insurance Group, Ltd.	20,204	15,098,449
		138,129,906

HEALTH CARE: 7.3%
Brookdale Senior Living, Inc. (a)	489,616	11,241,583
Exactech, Inc. (a)	208,295	3,630,582
Natus Medical, Inc. (a)	270,800	10,683,060
Sirona Dental Systems, Inc. (a)	103,791	9,687,852
		35,243,077

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS: 11.9%
EMCOR Group, Inc.	117,154	$5,184,065
Essendant Inc	50,273	1,630,353
ICF International, Inc. (a)	194,614	5,914,319
Knoll, Inc.	480,693	10,565,632
Lydall, Inc. (a)	119,521	3,405,153
MRC Global, Inc. (a)	742,551	8,279,444
NN, Inc.	317,963	5,882,316
Oshkosh Corp.	190,356	6,915,633
Thermon Group Holdings, Inc. (a)	454,623	9,342,503
		57,119,418

INFORMATION TECHNOLOGY: 16.8%
ACI Worldwide, Inc. (a)	434,954	9,186,228
ARRIS Group, Inc. (a)	252,970	6,569,631
Amdocs, Ltd.	173,676	9,878,691
ExlService Holdings, Inc. (a)	313,706	11,585,163
Ingram Micro, Inc., Class A	481,550	13,117,422
Syntel, Inc. (a)	277,765	12,585,532
TheStreet, Inc.	1,471,653	2,457,661
TiVo, Inc. (a)	773,070	6,694,785
Verint Systems, Inc. (a)	168,777	7,282,728
Westell Technologies, Inc., Class A (a)	1,239,481	1,413,008
		80,770,849

MATERIALS: 2.0%
Axiall Corp.	279,905	4,391,709
Kaiser Aluminum Corp.	66,119	5,306,050
		9,697,759

UTILITIES: 6.6%
Laclede Group, Inc., The	255,771	13,947,193
ONE Gas, Inc.	190,838	8,650,687
Unitil Corp.	254,096	9,371,060
		31,968,940

TOTAL COMMON STOCKS (Cost $470,652,172)		437,186,465

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TIME DEPOSIT: 4.4%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/15	$21,306,000	$21,306,000
(Cost $21,306,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 3.5%
State Street Navigator Securities Lending Prime Portfolio	16,596,104	16,596,104
(Cost $16,596,104)

TOTAL INVESTMENTS: 98.8% (Cost $508,554,276)		475,088,569

Payable upon return of securities loaned - (Net): -3.5%		(16,596,104)

Other assets and liabilities - (Net): 4.7%		22,455,836

Net Assets: 100.0%		$480,948,301

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2015. The total market value of securities on loan as of September 30, 2015 was $16,353,849.
(c)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.1%
FINANCIAL SERVICES: 0.1%
Hercules Technology Growth Capital, Inc. (a)	66,000	$667,260

HEALTH CARE: 0.0%
Interactive Health, Inc. (b)(c)(d)	706	0

TOTAL COMMON STOCKS		667,260
(Cost $924,503)

PREFERRED STOCKS: 1.8%
BANKING: 0.9%
Goldman Sachs Group, Inc., The, 6.375% (a)	77,400	2,025,558
Morgan Stanley, 6.375% (a)	78,400	1,994,496
		4,020,054

ENERGY: 0.2%
Vanguard Natural Resources LLC, 7.625% (a)	57,779	879,396

FINANCIAL SERVICES: 0.7%
Hercules Tech Growth Capital, Inc., 6.250%	125,150	3,140,014

HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (b)(c)	1,412	0

TOTAL PREFERRED STOCKS (Cost $9,019,848)		8,039,464

EXCHANGE TRADED FUNDS: 0.4%
iShares iBoxx $ High Yield Corp Bond ETF(a)	23,000	1,915,670
(Cost $1,986,637)

BONDS: 93.7%
CORPORATE BONDS: 87.0%
AUTOMOTIVE: 2.6%
Lear Corp., 5.375%, 03/15/24	$1,000,000	1,005,000
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (e)	3,000,000	2,925,000
Stackpole International Intermediate Co., 144A, 7.750%, 10/15/21 (a)(e)	7,000,000	7,647,500
		11,577,500

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BANKING: 1.4%
Ally Financial, Inc., 4.625%, 03/30/25	$500,000	$473,750
Bank of America Corp., 1.350%, 11/21/16	2,000,000	2,002,694
Citigroup, Inc., 5.950%, 05/15/25	4,000,000	3,775,000
		6,251,444
BASIC INDUSTRY: 11.3%
ArcelorMittal, 6.250%, 03/01/21 (a)	3,000,000	2,716,860
AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	603,000	626,366
AVINTIV Specialty Materials, Inc., 6.875%, 06/01/19	6,000,000	6,386,099
FMG Resources August 2006 Pty Ltd, 144A, 9.750%, 03/01/22 (a)(e)	500,000	466,875
Kissner Milling Co., Ltd., 144A, 7.250%, 06/01/19 (e)	6,000,000	5,670,000
Lennar Corp., 4.750%, 05/30/25	4,000,000	3,840,000
Lundin Mining Corp., 144A, 7.500%, 11/01/20 (e)	2,000,000	1,940,000
Neenah Paper, Inc., 144A, 5.250%, 05/15/21 (e)	4,500,000	4,500,000
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	4,000,000	3,700,000
Petra Diamonds US Treasury PLC, 144A, 8.250%, 05/31/20 (e)	4,000,000	3,770,000
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (e)	2,955,000	2,777,700
Sappi Papier Holding GmbH, 144A, 6.625%, 04/15/21 (e)	6,750,000	6,859,688
Taylor Morrison Communities, Inc., 144A, 5.875%, 04/15/23 (e)	2,000,000	2,010,000
Taylor Morrison Communities, Inc., 144A, 5.625%, 03/01/24 (e)	5,000,000	4,825,000
Zachry Holdings, Inc., 144A, 7.500%, 02/01/20 (e)	1,000,000	992,500
		51,081,088

CAPITAL GOODS: 5.5%
Berry Plastics Corp., 144A, 6.000%, 10/15/22 (e)	1,000,000	1,007,500
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (e)	6,000,000	6,405,000
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (e)	1,615,000	1,655,375
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 08/15/23 (a)(e)	500,000	504,063
PaperWorks Industries, Inc., 144A, 9.500%, 08/15/19 (e)	3,000,000	2,910,000
Plastipak Holdings, Inc., 144A, 6.500%, 10/01/21 (e)	1,000,000	960,000
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (e)	3,000,000	3,165,000
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (e)	6,916,000	6,812,260
Waterjet Holdings, Inc., 144A, 7.625%, 02/01/20 (e)	1,400,000	1,407,000
		24,826,198

CONSUMER GOODS: 0.8%
KeHE Distributors, LLC/Finance Corp., 144A, 7.625%, 08/15/21 (e)	2,500,000	2,631,250
Kraft Heinz Foods Co., 6.375%, 07/15/28	960,000	1,091,803
		3,723,053

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY: 10.3%
Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	$2,000,000	$1,880,000
Chaparral Energy, Inc., 7.625%, 11/15/22 (a)	7,000,000	2,100,000
Concho Resources, Inc., 5.500%, 04/01/23	2,000,000	1,915,000
Energy XXI Gulf Coast, Inc., 144A, 11.000%, 03/15/20 (a)(e)	4,000,000	1,900,000
Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21	2,250,000	1,912,500
Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	2,000,000	1,685,000
Ferrellgas LP/Finance Corp., 6.750%, 01/15/22	3,600,000	3,366,000
Hilcorp Energy I LP/Finance Co., 144A, 5.750%, 10/01/25 (e)	3,000,000	2,655,000
ION Geophysical Corp., 8.125%, 05/15/18 (b)	8,000,000	4,520,000
Laredo Petroleum, Inc., 7.375%, 05/01/22	7,350,000	7,147,874
Laredo Petroleum, Inc., 6.250%, 03/15/23	2,285,000	2,090,775
Noble Energy, Inc., 5.875%, 06/01/22	3,500,000	3,498,156
Noble Energy, Inc., 5.875%, 06/01/24	2,000,000	1,993,338
Sabine Pass Liquefaction, LLC, 5.625%, 02/01/21	1,710,000	1,594,575
Sabine Pass Liquefaction, LLC, 5.750%, 05/15/24	1,450,000	1,297,750
SM Energy Co., 6.125%, 11/15/22	3,000,000	2,793,000
SM Energy Co., 6.500%, 01/01/23	2,430,000	2,272,050
SM Energy Co., 5.625%, 06/01/25	500,000	431,250
Vanguard Natural Resources LLC/Finance Corp., 7.875%, 04/01/20 (a)	2,500,000	1,531,250
		46,583,518

FINANCIAL SERVICES: 4.5%
Fly Leasing, Ltd., 6.750%, 12/15/20	3,000,000	3,082,500
Fly Leasing, Ltd., 6.375%, 10/15/21	7,000,000	7,087,500
Jefferies Finance LLC, 144A, 7.500%, 04/15/21 (e)	4,000,000	3,755,000
KCG Holdings, Inc., 144A, 6.875%, 03/15/20 (e)	7,000,000	6,492,500
		20,417,500

HEALTH CARE: 4.9%
Endo, Ltd./ Endo Finance, LLC/ Endo Finco, Inc., 144A, 6.000%, 07/15/23 (e)	750,000	742,500
Hologic Inc., 144A, 5.250%, 07/15/22 (e)	250,000	253,438
Kindred Healthcare, Inc., 144A, 8.750%, 01/15/23 (e)	7,000,000	7,612,500
Kindred Healthcare, Inc., 6.375%, 04/15/22	2,500,000	2,490,625
Mallinckrodt International Finance SA, 4.750%, 04/15/23	3,000,000	2,608,125
Mallinckrodt International Finance SA, 144A, 5.500%, 04/15/25 (e)	2,250,000	2,013,750
Tenet Healthcare Corp., 6.750%, 06/15/23 (a)	2,000,000	1,995,000
Tenet Healthcare Corp., 6.875%, 11/15/31	3,600,000	3,258,000
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/20 (e)	1,000,000	996,875
		21,970,813

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
LEISURE: 0.1%
Viking Cruises, Ltd., 144A, 8.500%, 10/15/22 (a)	$500,000	$550,000

MEDIA: 14.9%
Altice Financing SA, 144A, 6.500%, 01/15/22 (e)	4,000,000	3,872,040
Altice Financing SA, 144A, 6.625%, 02/15/23 (e)	1,000,000	964,375
Altice Finco SA, 144A, 8.125%, 01/15/24 (e)	4,250,000	4,058,750
Columbus International, Inc., 144A, 7.375%, 03/30/21 (e)	8,500,000	8,829,374
Dish DBS Corp., 5.875%, 07/15/22	2,000,000	1,775,000
Dish DBS Corp., 5.875%, 11/15/24	6,500,000	5,537,188
Expo Event Transco, Inc., 144A, 9.000%, 06/15/21 (e)	8,050,000	8,090,250
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (e)	5,000,000	4,525,000
Harland Clarke Holdings Corp., 144A, 9.250%, 03/01/21 (a)(e)	5,000,000	4,175,000
Lee Enterprises, Inc., 144A, 9.500%, 03/15/22 (a)(e)	2,520,000	2,308,950
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (e)	3,000,000	2,970,000
Quad/Graphics, Inc., 7.000%, 05/01/22 (b)	7,000,000	6,300,000
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (e)	3,000,000	2,872,500
TiVo, Inc., 2.000%, 10/01/21 (a)	1,000,000	874,375
Townsquare Media, Inc., 144A, 6.500%, 04/01/23 (e)	2,000,000	1,787,500
Unitymedia GmbH, 144A, 6.125%, 01/15/25 (e)	2,000,000	1,980,000
VTR Finance BV, 144A, 6.875%, 01/15/24 (e)	7,500,000	6,825,000
		67,745,302

REAL ESTATE: 2.7%
Forestar USA Real Estate Group, Inc., 144A, 8.500%, 06/01/22 (a)(e)	2,500,000	2,600,000
Kennedy-Wilson, Inc., 5.875%, 04/01/24	10,000,000	9,800,000
		12,400,000

RETAIL: 3.8%
BI-LO LLC/Finance Corp., 144A, 9.250%, 02/15/19 (e)	2,000,000	2,030,000
CST Brands, Inc., 5.000%, 05/01/23	4,000,000	3,990,000
Ingles Markets, Inc., 5.750%, 06/15/23	4,000,000	4,129,999
Levi Strauss & Co., 5.000%, 05/01/25	100,000	98,500
Outerwall, Inc., 6.000%, 03/15/19	3,700,000	3,700,000
Outerwall, Inc., 5.875%, 06/15/21	1,000,000	941,250
Radio Systems Corp., 144A, 8.375%, 11/01/19 (e)	2,350,000	2,470,438
		17,360,187

SERVICES: 4.9%
Ahern Rentals, Inc., 144A, 7.375%, 05/15/23 (e)	7,500,000	6,562,500
BlueLine Rental Finance Corp., 144A, 7.000%, 02/01/19 (e)	6,100,000	5,886,500
Jurassic Holdings III, Inc., 144A, 6.875%, 02/15/21 (e)	1,750,000	1,238,125

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
SERVICES, continued
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (b)(e)	$8,000,000	$6,800,000
United Rentals North America, Inc., 5.750%, 11/15/24	2,000,000	1,925,000
		22,412,125

TECHNOLOGY & ELECTRONICS: 5.8%
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (b)(e)	4,500,000	4,239,000
Entegris, Inc., 144A, 6.000%, 04/01/22 (e)	4,510,000	4,594,563
j2 Global, Inc., 8.000%, 08/01/20	5,500,000	5,885,000
Micron Technology, Inc., 144A, 5.250%, 08/01/23 (e)	3,100,000	2,859,130
Micron Technology, Inc., 144A, 5.625%, 01/15/26 (e)	3,000,000	2,707,500
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	5,996,115
		26,281,308

TELECOMMUNICATIONS: 9.0%
B Communications, Ltd., 144A, 7.375%, 02/15/21 (e)	5,750,000	6,094,999
CenturyLink, Inc., 144A, 5.625%, 04/01/25 (e)	5,000,000	3,993,750
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (e)	4,500,000	4,376,250
Eileme 2 AB, 144A, 11.625%, 01/31/20 (e)	5,400,000	5,898,582
Frontier Communications Corp., 6.875%, 01/15/25 (a)	7,000,000	5,556,250
Frontier Communications Corp., 144A, 10.500%, 09/15/22 (e)	1,000,000	977,500
Sprint Communications, Inc., 144A, 7.000%, 03/01/20 (e)	1,000,000	1,002,500
Sprint Corp., 7.875%, 09/15/23	3,000,000	2,435,625
Sprint Corp., 7.125%, 06/15/24	4,000,000	3,088,400
Sprint Corp., 7.625%, 02/15/25	1,500,000	1,165,313
T-Mobile USA, Inc., 6.625%, 11/15/20	1,000,000	1,018,750
T-Mobile USA, Inc., 6.375%, 03/01/25	2,000,000	1,925,000
Windstream Services LLC, 7.750%, 10/01/21	4,000,000	3,120,000
		40,652,919

TRANSPORTATION: 4.4%
Air Canada, 144A, 7.750%, 04/15/21 (e)	7,500,000	7,912,500
Allegiant Travel Co., 5.500%, 07/15/19	1,500,000	1,510,313
Navios Maritime Acqusition Corp./Finance US, Inc., 144A, 8.125%, 11/15/21 (e)	8,000,000	7,430,000
OPE KAG Finance Sub, Inc., 144A, 7.875%, 07/31/23 (a)	3,000,000	3,052,500
		19,905,313

UTILITY: 0.1%
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (b)(e)	34,490	34,749
Ormat Funding Corp., 8.250%, 12/30/20	356,644	358,427
		393,176

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued

TOTAL CORPORATE BONDS (Cost $425,662,244)		$394,131,444

LOANS: 6.7%
BASIC INDUSTRY: 0.7%
Boulevard Acquisition Corp., 1.000%, 06/30/21	2,992,500	2,993,757

HEALTH CARE: 0.6%
Alvogen Pharma US, Inc., 1.000%, 04/02/22	2,925,029	2,917,716

MEDIA: 0.0% (f)
Lee Enterprises, Inc., 7.250%, 03/31/19	180,872	181,776

RETAIL: 4.1%
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19 (b)	9,850,277	8,224,982
Jill Acquisition LLC, 1.000%, 05/04/22	3,000,000	2,992,500
TOMS Shoes LLC, 1.000%, 10/31/20 (b)	7,960,000	7,442,600
		18,660,082

TECHNOLOGY & ELECTRONICS: 0.7%
Internap Corp., 6.000%, 11/26/19	2,907,803	2,904,168

TELECOMMUNICATIONS: 0.6%
PRWireless, Inc., 1.000%, 06/27/20 (b)	2,962,500	2,740,313

TOTAL LOANS (Cost $31,874,220)		30,397,812

TOTAL BONDS (Cost $457,536,464)		424,529,256

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 1.250%, 05/10/17	100,000	100,000
Beneficial State Bank, 1.100%, 01/21/18	200,000	200,000
Beneficial State Bank, FSB CDARS, 0.080%, 10/15/15	100,000	100,000
Beneficial State Bank, FSB CDARS, 0.080%, 01/08/16	200,000	200,000

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CERTIFICATES OF DEPOSIT, continued
Self Help Credit Union, 0.800%, 01/04/16	$100,000	$100,000
Shared Interest, Inc., 0.700%, 09/30/18	500,000	500,000
Urban Partnership Bank, 0.200%, 02/03/16	100,000	100,000
Urban Partnership Bank, 0.300%, 07/01/16	100,539	100,539
		1,400,539
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,400,539)

TIME DEPOSIT: 2.0%
State Street Euro Dollar Time Deposit, 0.010%, 07/01/2015	9,272,000	9,272,000
(Cost $9,272,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 5.7%
State Street Navigator Securities Lending Prime Portfolio	25,969,528	25,969,528
(Cost $25,969,528)

TOTAL INVESTMENTS: 104.0% (Cost $506,109,519)		471,793,717

Payable upon return of securities loaned - (Net): -5.7%		(25,969,528)

Other assets and liabilities - (Net): 1.7%		7,655,455.00

Net Assets: 100.0%		$453,479,644

(a)	Security or partial position of this security was on loan as of September 30, 2015. The total market value of securities on loan as of September 30, 2015 was $27,581,562.
(b)	Illiquid security.
(c)	Fair valued security.
(d)	Non-income producing security.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Rounds to less than 0.05%.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.8%
RENEWABLE & ALTERNATIVE ENERGY: 7.5%
SOLAR ENERGY GENERATION EQUIPMENT: 2.2%
Trina Solar, Ltd., ADR (a)	555,900	$4,986,423

RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 5.3%
Enel Green Power SpA	3,363,368	6,359,644
Huaneng Renewables Corp., Ltd.	15,636,000	5,836,798
		12,196,442

ENERGY EFFICIENCY: 32.2%
POWER NETWORK EFFICIENCY: 2.9%
Itron, Inc. (a)	67,485	2,153,446
Quanta Services, Inc. (a)	187,900	4,549,059
		6,702,505

INDUSTRIAL ENERGY EFFICIENCY: 10.3%
Delta Electronics, Inc.	428,000	2,018,777
GEA Group AG	141,636	5,400,632
IMI PLC	154,307	2,217,260
Regal Beloit Corp.	80,400	4,538,579
Rockwell Automation, Inc.	18,768	1,904,388
SMC Corp./Japan	13,700	2,999,730
Spirax-Sarco Engineering PLC	106,350	4,513,690
		23,593,056

BUILDINGS ENERGY EFFICIENCY: 10.3%
Acuity Brands, Inc.	16,200	2,844,396
Ingersoll-Rand PLC	100,700	5,112,539
Kingspan Group PLC	191,608	4,630,740
Legrand SA	104,580	5,563,974
Sekisui Chemical Co., Ltd.	514,200	5,412,214
		23,563,863

TRANSPORT ENERGY EFFICIENCY: 5.4%
BorgWarner, Inc.	121,300	5,044,867
Delphi Automotive PLC	95,800	7,284,632
		12,329,499

CONSUMER ENERGY EFFICIENCY: 2.8%
Epistar Corp.	1,153,000	892,210
Murata Manufacturing Co., Ltd.	41,800	5,399,494
		6,291,704

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY EFFICIENCY, continued
DIVERSIFIED ENERGY EFFICIENCY: 0.5%
SPX FLOW, Inc. (a)	34,000	$1,170,620

WATER INFRASTRUCTURE & TECHNOLOGIES: 25.7%
WATER INFRASTRUCTURE: 14.1%
Beijing Enterprises Water Group, Ltd. (a)	6,556,000	4,611,411
IDEX Corp.	81,750	5,828,775
Pentair PLC	103,050	5,259,672
Roper Technologies, Inc.	29,300	4,591,310
Watts Water Technologies, Inc., Class A	97,546	5,152,380
Xylem, Inc.	209,400	6,878,790
		32,322,338

WATER TREATMENT EQUIPMENT: 2.1%
Kemira Oyj	419,476	4,842,738

WATER UTILITIES: 9.5%
American Water Works Co., Inc.	139,100	7,661,628
Cia de Saneamento Basico do Estado, ADR	429,300	1,665,684
Pennon Group PLC	541,389	6,368,083
Severn Trent PLC	182,771	6,046,072
		21,741,467

POLLUTION CONTROL: 13.5%
POLLUTION CONTROL SOLUTIONS: 3.2%
Donaldson Co., Inc.	51,500	1,446,120
ENN Energy Holdings, Ltd.	497,500	2,399,055
Umicore SA	86,747	3,345,511
		7,190,686

ENVIRONMENTAL TESTING & GAS SENSING: 10.3%
Agilent Technologies, Inc.	164,600	5,650,718
Applus Services SA	330,317	3,138,983
Horiba, Ltd.	127,199	4,637,797
PerkinElmer, Inc.	73,900	3,396,444
Thermo Fisher Scientific, Inc.	54,800	6,700,944
		23,524,886

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WASTE MANAGEMENT & TECHNOLOGIES: 10.0%
HAZARDOUS WASTE MANAGEMENT: 5.5%
Daiseki Co., Ltd.	325,786	$5,559,571
Stericycle, Inc. (a)	50,250	7,000,328
		12,559,899

GENERAL WASTE MANAGEMENT: 4.5%
Shanks Group PLC	917,560	1,273,525
Suez Environnement Co.	378,549	6,802,283
Waste Management, Inc.	45,500	2,266,355
		10,342,163

FOOD, AGRICULTURE & FORESTRY: 4.2%
LOGISTICS, FOOD SAFETY & PACKAGING: 1.4%
Sealed Air Corp.	70,400	3,300,352

SUSTAINABLE & EFFICIENT AGRICULTURE: 2.8%
Marine Harvest ASA (a)	400,000	5,088,795
Trimble Navigation, Ltd. (a)	81,700	1,341,514
		6,430,309

DIVERSIFIED ENVIRONMENTAL: 4.7%
DIVERSIFIED ENVIRONMENTAL: 4.7%
3M Co.	29,800	4,224,746
Linde AG	39,458	6,408,945
		10,633,691

TOTAL COMMON STOCKS (Cost $221,097,717)		223,722,641

TOTAL INVESTMENTS: 97.8% (Cost $221,097,717)		223,722,641

Other assets and liabilities - (Net): 2.2%
		4,891,277

Net Assets: 100.0%
		$228,613,918

(a)	Non-income producing security.
ADR - American Depositary Receipt

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	September 30, 2015

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
BELGIUM	$3,345,511	1.5%
BRAZIL	1,665,684	0.7%
CHINA	13,222,276	5.8%
FINLAND	4,842,738	2.1%
FRANCE	12,366,257	5.4%
GERMANY	11,809,578	5.2%
HONG KONG	4,611,411	2.0%
IRELAND	15,002,951	6.5%
ITALY	6,359,644	2.8%
JAPAN	24,008,807	10.5%
NORWAY	5,088,795	2.2%
SPAIN	3,138,983	1.4%
TAIWAN	2,910,982	1.3%
UNITED KINGDOM	27,703,263	12.1%
UNITED STATES	87,645,761	38.3%
Other assets and liabilities - (Net)	4,891,277	2.2%
TOTAL	$228,613,918	100.0%

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 99.0%
AUSTRALIA: 7.9%
Amcor, Ltd.	76,569	$712,080
AMP, Ltd.	142,817	560,926
APA Group	74,010	446,682
Australia & New Zealand Banking Group, Ltd.	161,904	3,093,358
Brambles, Ltd.	122,673	842,700
Caltex Australia, Ltd.	19,621	433,131
Commonwealth Bank of Australia	99,637	5,114,221
Goodman Group, REIT	125,656	519,401
GPT Group, The, REIT	351,695	1,117,747
Insurance Australia Group, Ltd.	186,669	638,244
Lend Lease Group	39,849	352,790
Mirvac Group, REIT	418,144	507,697
National Australia Bank, Ltd.	154,675	3,273,373
Newcrest Mining, Ltd. (a)	46,852	421,610
QBE Insurance Group, Ltd.	72,662	661,718
Ramsay Health Care, Ltd.	7,921	326,693
Stockland, REIT	297,209	807,461
Transurban Group	167,739	1,174,977
Wesfarmers, Ltd.	76,866	2,124,817
Westpac Banking Corp.	197,530	4,149,491
Woodside Petroleum, Ltd.	55,891	1,143,890
		28,423,007

AUSTRIA: 0.1%
OMV AG	10,694	260,208

BELGIUM: 0.6%
Colruyt SA	8,228	396,562
Delhaize Group	8,645	766,298
KBC Groep NV	15,084	953,942
		2,116,802

DENMARK: 2.6%
Coloplast A/S, Class B	12,071	855,821
Novo Nordisk A/S, Class B	116,349	6,278,722
Novozymes A/S, Class B	14,629	638,441
Pandora A/S	7,400	864,461
Vestas Wind Systems A/S	13,831	719,060
		9,356,505

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINLAND: 0.4%
Stora Enso OYJ, Class R	33,784	$255,627
UPM-Kymmene OYJ	47,811	717,677
Wartsila OYJ Abp	11,548	458,251
		1,431,555

FRANCE: 8.2%
Accor SA	14,254	668,330
Air Liquide SA	20,581	2,439,922
Atos SE	5,373	413,003
AXA SA	118,641	2,880,478
Bouygues SA	13,145	466,501
Bureau Veritas SA	25,635	541,162
Cap Gemini SA	10,514	938,929
Carrefour SA	36,859	1,092,369
Christian Dior SE	4,386	821,737
Cie de Saint-Gobain	32,734	1,420,667
Danone SA	38,589	2,435,858
Essilor International SA	10,849	1,325,404
Gecina SA, REIT	3,226	393,414
Kering	3,882	635,461
Legrand SA	13,999	744,789
L'Oreal SA	15,504	2,694,812
Natixis SA	45,242	250,495
Renault SA	12,279	885,963
Rexel SA	17,718	218,118
Schneider Electric SE	32,136	1,799,584
Societe BIC SA	3,046	473,317
Suez Environnement Co.	23,972	430,761
Technip SA	4,442	210,211
Unibail-Rodamco SE, REIT	6,791	1,760,116
Vinci SA	31,216	1,984,983
Vivendi SA	62,671	1,484,782
Wendel SA	1,039	121,820
		29,532,986

GERMANY: 7.7%
adidas AG	13,841	1,115,962
Allianz SE	28,734	4,513,905
BASF SE	57,723	4,414,848
Bayerische Motoren Werke AG	20,084	1,752,180
Beiersdorf AG	7,057	625,539
Deutsche Boerse AG	9,730	839,154
Deutsche Lufthansa AG (a)	5,874	81,771

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
GERMANY, continued
Deutsche Post AG	59,159	$1,638,881
Fraport AG Frankfurt Airport Svc Worldwide	5,268	325,735
GEA Group AG	9,492	361,933
HeidelbergCement AG	6,296	432,358
Henkel AG & Co. KGaA	7,941	701,889
K+S AG	15,357	515,279
Linde AG	11,354	1,844,167
Merck KGaA	9,156	810,638
METRO AG	15,290	423,042
Muenchener Rueckversicherungs AG	10,374	1,937,494
ProSiebenSat.1 Media SE	17,971	882,117
SAP SE	65,047	4,213,984
TUI AG	23,871	441,055
		27,871,931

HONG KONG: 1.6%
CLP Holdings, Ltd.	156,500	1,338,924
Hang Seng Bank, Ltd.	48,200	870,078
Hong Kong & China Gas Co., Ltd.	400,400	750,819
Hong Kong Exchanges and Clearing, Ltd.	73,599	1,687,479
Li & Fung, Ltd.	410,000	314,605
MTR Corp. Ltd.	25,500	110,709
Swire Pacific, Ltd., Class A	42,500	477,189
Swire Properties Ltd.	61,400	171,375
		5,721,178

IRELAND: 0.5%
CRH PLC	45,623	1,204,360
Kerry Group PLC, Class A	7,003	526,839
		1,731,199

ISRAEL: 0.0% (b)
Delek Group, Ltd.	221	48,310

ITALY: 1.7%
Assicurazioni Generali SpA	78,631	1,438,648
Atlantia SpA	20,047	560,768
CNH Industrial NV	68,843	448,744
Intesa Sanpaolo SpA	738,447	2,608,710
Pirelli & C. SpA	6,171	103,266
Snam SpA	122,311	628,175
Terna Rete Elettrica Nazionale	98,450	478,489
		6,266,800

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN: 22.6%
Aeon Co., Ltd.	53,000	$822,237
Aisin Seiki Co., Ltd.	16,200	543,542
Ajinomoto Co., Inc.	48,000	1,012,224
Asahi Glass Co., Ltd.	112,000	654,451
Asahi Kasei Corp.	85,000	599,373
Asics Corp.	13,700	326,529
Astellas Pharma, Inc.	145,700	1,885,952
Benesse Holdings, Inc.	3,800	101,597
Casio Computer Co., Ltd.	18,300	333,093
Central Japan Railway Co.	8,700	1,402,681
Chugai Pharmaceutical Co., Ltd.	22,600	694,119
Citizen Holdings Co., Ltd.	17,500	120,947
Dai Nippon Printing Co., Ltd.	67,000	647,378
Daikin Industries, Ltd.	9,500	532,817
Daiwa House Industry Co., Ltd.	38,000	942,053
Denso Corp.	25,500	1,080,151
Dentsu, Inc.	12,400	636,369
East Japan Railway Co.	21,000	1,769,578
Eisai Co., Ltd.	19,200	1,132,830
Fast Retailing Co., Ltd.	3,300	1,342,305
Fuji Heavy Industries, Ltd.	34,800	1,252,260
Fujitsu, Ltd.	146,000	635,071
Hitachi Chemical Co., Ltd.	6,000	82,784
Hitachi Construction Machinery Co., Ltd.	16,200	217,121
Honda Motor Co., Ltd.	104,600	3,121,964
Ibiden Co., Ltd.	7,100	92,948
Inpex Corp.	46,100	412,168
JFE Holdings, Inc.	22,000	288,947
Kajima Corp.	113,000	599,676
Kao Corp.	40,000	1,813,234
Kawasaki Heavy Industries, Ltd.	69,000	238,211
KDDI Corp.	104,900	2,347,987
Keyence Corp.	3,300	1,473,707
Kobe Steel, Ltd.	177,000	191,917
Komatsu, Ltd.	66,000	968,776
Konica Minolta, Inc.	29,000	305,508
Kubota Corp.	71,000	977,131
Kyocera Corp.	25,300	1,158,739
Mazda Motor Corp.	38,800	613,090
Mitsubishi Corp.	85,000	1,393,282
Mitsubishi Electric Corp.	110,000	1,007,659
Mitsubishi Materials Corp.	95,000	288,650
Mitsubishi Motors Corp.	31,700	242,451

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,200	$177,099
Mitsui Fudosan Co., Ltd.	62,000	1,699,505
Mitsui OSK Lines, Ltd.	92,000	220,988
Mizuho Financial Group, Inc.	1,433,900	2,682,254
Murata Manufacturing Co., Ltd.	12,900	1,666,351
NEC Corp.	146,000	449,506
NGK Insulators, Ltd.	14,000	267,896
NGK Spark Plug Co., Ltd.	7,000	160,691
Nikon Corp.	22,200	268,473
Nippon Paint Holdings Co., Ltd.	12,000	209,877
Nippon Steel & Sumitomo Metal Corp.	108,000	1,968,056
Nippon Telegraph & Telephone Corp.	52,400	1,845,717
Nissan Motor Co., Ltd.	163,400	1,502,397
Nitto Denko Corp.	12,700	760,637
NSK, Ltd.	22,000	213,247
NTT Data Corp.	7,700	388,208
NTT DOCOMO, Inc.	58,900	993,469
Obayashi Corp.	48,000	409,545
Omron Corp.	11,200	337,145
Oriental Land Co., Ltd./Japan	16,100	899,073
Osaka Gas Co., Ltd.	60,000	227,485
Panasonic Corp.	137,700	1,393,541
Resona Holdings, Inc.	151,700	772,949
Ricoh Co., Ltd.	45,000	454,181
Santen Pharmaceutical Co., Ltd.	29,000	389,342
Secom Co., Ltd.	17,100	1,028,403
Sekisui Chemical Co., Ltd.	16,000	168,408
Sekisui House, Ltd.	34,800	545,104
Seven & i Holdings Co., Ltd.	53,000	2,418,555
Sharp Corp./Japan (a)	28,000	32,113
Shimizu Corp.	63,000	540,930
Shin-Etsu Chemical Co., Ltd.	30,400	1,559,035
Sompo Japan Nipponkoa Holdings, Inc.	20,000	580,897
Sony Corp. (a)	73,600	1,804,091
Sumitomo Chemical Co., Ltd.	86,000	434,878
Sumitomo Corp.	59,700	577,323
Sumitomo Electric Industries, Ltd.	46,000	588,485
Sumitomo Metal Mining Co., Ltd.	36,000	408,951
Sumitomo Mitsui Financial Group	79,500	3,014,663
Sumitomo Mitsui Trust Holdings Inc.	188,000	689,028
Suzuken Co., Ltd.	14,400	480,197
Sysmex Corp.	12,300	649,584
T&D Holdings, Inc.	36,500	431,132

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
Takeda Pharmaceutical Co., Ltd.	55,900	$2,452,458
TDK Corp.	9,000	509,020
Toho Gas Co., Ltd.	57,000	336,116
Tokyo Electron, Ltd.	11,700	552,418
Tokyo Gas Co., Ltd.	174,000	841,692
Tokyu Corp.	110,000	807,248
Toray Industries, Inc.	94,000	812,653
TOTO, Ltd.	32,500	1,012,818
Toyota Industries Corp.	15,200	723,046
Yakult Honsha Co., Ltd.	6,000	298,874
Yamaha Motor Co., Ltd.	22,300	448,637
		81,407,896

LUXEMBOURG: 0.3%
SES SA	26,718	843,201
Subsea 7 SA (a)	9,756	73,437
Tenaris SA	26,307	316,272
		1,232,910

NETHERLANDS: 4.9%
Aegon NV	121,922	699,118
Akzo Nobel NV	20,309	1,320,882
ASML Holding NV	21,166	1,860,552
Gemalto NV	11,413	741,984
ING Groep NV	222,373	3,143,266
Koninklijke Ahold NV	61,388	1,197,559
Koninklijke DSM NV	7,999	369,167
Koninklijke KPN NV	222,413	834,140
Koninklijke Philips NV	49,176	1,156,956
NN Group NV	14,354	412,063
RELX NV	60,408	986,868
Unilever NV	103,557	4,151,081
Wolters Kluwer NV	22,391	690,523
		17,564,159

NEW ZEALAND: 0.1%
Auckland International Airport, Ltd.	59,347	185,785

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
NORWAY: 0.8%
DNB ASA	63,446	$825,709
Norsk Hydro ASA	144,683	482,454
Statoil ASA	65,018	947,903
Telenor ASA	42,870	801,093
		3,057,159

PORTUGAL: 0.2%
EDP - Energias de Portugal SA	124,440	455,889
Galp Energia SGPS SA	19,067	188,149
		644,038

SINGAPORE: 1.2%
CapitaLand, Ltd.	133,000	251,133
City Developments, Ltd.	51,000	276,340
DBS Group Holdings, Ltd.	120,458	1,374,948
Keppel Corp., Ltd.	69,000	329,990
Singapore Press Holdings, Ltd.	234,000	631,596
Singapore Telecommunications, Ltd.	526,000	1,331,365
		4,195,372

SPAIN: 3.8%
Abertis Infraestructuras SA	45,499	719,899
Amadeus IT Holding SA, Class A	25,970	1,112,688
Banco Bilbao Vizcaya Argentaria SA	399,492	3,378,037
CaixaBank SA	118,297	456,538
Distribuidora Internacional d Alimentacion (a)	61,020	369,385
Enagas SA	15,341	439,911
Ferrovial SA	26,386	631,157
Iberdrola SA	334,421	2,228,320
Industria de Diseno Textil SA	76,661	2,570,555
Red Electrica Corp. SA	9,666	802,623
Repsol SA	67,976	792,814
		13,501,927

SWEDEN: 4.1%
Alfa Laval AB	16,495	270,037
Assa Abloy AB, Class B	63,572	1,140,213
Atlas Copco AB, Class A	44,732	1,075,760
Atlas Copco AB, Class B	16,772	375,159
Boliden AB	17,421	272,781
Electrolux AB, Class B	12,403	350,469
Hennes & Mauritz AB, Class B	58,213	2,126,892
Investment AB Kinnevik, Class B	16,196	462,967

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SWEDEN, continued
Nordea Bank AB	198,041	$2,209,446
Sandvik AB	69,200	589,471
Skandinaviska Enskilda Banken AB, Class A	94,236	1,007,874
Skanska AB, Class B	21,383	419,806
SKF AB, Class B	25,971	477,307
Svenska Cellulosa AB SCA, Class B	45,368	1,269,493
Swedbank AB, Class A	48,970	1,083,233
TeliaSonera AB	141,684	764,779
Volvo AB, Class B	105,272	1,008,416
		14,904,103

SWITZERLAND: 9.6%
Actelion, Ltd. (a)	5,023	638,403
Aryzta AG (a)	4,950	209,798
Chocoladefabriken Lindt & Spruengli AG	86	504,230
Geberit AG	2,120	648,541
Givaudan SA (a)	465	756,631
Kuehne & Nagel International AG	5,060	650,648
LafargeHolcim, Ltd.	25,340	1,328,271
Lonza Group AG (a)	2,933	384,856
Novartis AG	135,344	12,439,716
Roche Holding AG	42,294	11,227,854
SGS SA	470	821,275
Swiss Re AG	22,651	1,943,391
Swisscom AG	1,671	833,941
Zurich Insurance Group AG (a)	8,514	2,090,240
		34,477,795

UNITED KINGDOM: 20.1%
3i Group PLC	44,969	317,656
Aberdeen Asset Management PLC	37,141	166,836
Aggreko PLC	19,499	281,101
Associated British Foods PLC	26,664	1,349,442
Aviva PLC	257,443	1,760,797
Barratt Developments PLC	55,591	543,012
BG Group PLC	205,134	2,959,239
British Land Co. PLC, The, REIT	79,729	1,012,528
BT Group PLC	592,759	3,772,638
Bunzl PLC	25,963	696,696
Burberry Group PLC	28,130	583,097
Capita PLC	44,528	808,717
Croda International PLC	7,471	306,563
GKN PLC	121,088	491,843

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
UNITED KINGDOM, continued
GlaxoSmithKline PLC	289,632	$5,559,163
Hammerson PLC, REIT	58,951	556,654
HSBC Holdings PLC	1,206,664	9,102,725
InterContinental Hotels Group PLC	12,193	422,419
Intertek Group PLC	12,284	453,311
ITV PLC	269,705	1,005,042
Johnson Matthey PLC	15,637	579,754
Kingfisher PLC	148,647	807,486
Land Securities Group PLC, REIT	60,675	1,156,704
Legal & General Group PLC	392,895	1,416,688
London Stock Exchange Group PLC	23,897	875,926
Marks & Spencer Group PLC	95,019	721,268
Meggitt PLC	59,384	428,404
Mondi PLC	22,387	469,213
National Grid PLC	224,069	3,120,639
Next PLC	8,456	974,487
Old Mutual PLC	303,793	870,627
Pearson PLC	49,438	845,040
Petrofac, Ltd.	20,368	237,215
Prudential PLC	147,384	3,109,290
Reckitt Benckiser Group PLC	41,571	3,769,898
RELX PLC	65,735	1,127,449
Rexam PLC	64,168	509,474
RSA Insurance Group PLC	76,745	467,874
Schroders PLC	9,176	389,907
Smiths Group PLC	30,499	464,706
SSE PLC	56,215	1,272,315
Standard Chartered PLC	147,865	1,435,020
Standard Life PLC	102,742	603,419
Taylor Wimpey PLC	171,537	508,225
Tesco PLC	492,519	1,368,017
Tullow Oil PLC	68,703	176,596
Unilever PLC	74,854	3,048,786
United Utilities Group PLC	44,606	625,197
Vodafone Group PLC	1,671,757	5,272,860
Whitbread PLC	8,960	634,783
William Hill PLC	84,657	450,259
Wolseley PLC	16,713	977,609
WPP PLC	71,507	1,488,705
		72,353,319

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued

TOTAL COMMON STOCKS
(Cost $390,270,464)		$356,284,944

PREFERRED STOCKS: 0.4%
GERMANY: 0.4%
Bayerische Motoren Werke AG	3,298	226,819
Henkel AG & Co. KGaA	12,130	1,249,334
TOTAL PREFERRED STOCKS (Cost $1,613,379)		1,476,153

EXCHANGE TRADED FUNDS: 0.2%
Vanguard FTSE Developed Markets ETF	20,400	726,750
TOTAL EXCHANGE TRADED FUNDS (Cost $724,557)

RIGHTS: 0.0% (b)
SPAIN: 0.0% (b)
CaixaBank SA	1,245	4,793
TOTAL RIGHTS (Cost $5,283)

TIME DEPOSIT: 5.1%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/15	$18,371,000	18,371,000
(Cost $18,371,000)

TOTAL INVESTMENTS: 104.7% (Cost $410,984,683)		376,863,640

Other assets and liabilities - (Net):- 4.7%
		(16,824,637)

Net Assets: 100.0%
		$360,039,003

(a)	Non-income producing security.
(b)	Rounds to less than 0.05%
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2015

SUMMARY OF INVESTMENTS BY SECTOR
		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$47,127,367	13.1%
CONSUMER STAPLES	36,640,172	10.2%
ENERGY	8,199,544	2.3%
FINANCIALS	95,547,255	26.5%
HEALTH CARE	47,531,753	13.2%
INDUSTRIALS	44,470,773	12.4%
INFORMATION TECHNOLOGY	17,424,889	4.8%
MATERIALS	27,597,317	7.7%
TELECOMMUNICATION SERVICES	18,797,989	5.2%
UTILITIES	14,424,038	4.0%
EXCHANGE TRADED FUNDS	726,750	0.2%
RIGHTS	4,793	0.0%*
TIME DEPOSIT	18,371,000	5.1%
Other assets and liabilities - (Net)	(16,824,637)	-4.7%
TOTAL	$360,039,003	100.0%

*	Rounds to less than 0.05%

September 30, 2015

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I and Pax World Funds Series Trust III

Organization Pax World Funds Series Trust I ("Trust I"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2015, Trust I offered ten investment funds.

Pax World Funds Series Trust III ("Trust III") is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Pax Ellevate Global Women's Index Fund (the "Global Women's Index Fund") is a diversified series of Trust III.

These schedules of investments relate only to the Pax World Balanced Fund (the "Balanced Fund"), Pax World Growth Fund (the "Growth Fund"), Pax World Small Cap Fund (the "Small Cap Fund"), Pax World High Yield Bond Fund (the "High Yield Bond Fund"), Pax World Global Environmental Markets Fund (the "Global Environmental Markets Fund"), Pax MSCI International ESG Index Fund (the "International Index Fund"), and Pax World Global Women's Index Fund (the "Global Women's Index Fund"), (each a "Fund", collectively, the "Funds").

Under the Trusts' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts.  Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses.  The Trusts' maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred.  However, based on experience, the Trusts expect the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value ("NAV"), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the "NYSE Close") on the New York Stock Exchange ("NYSE") on each day (a "Business Day") that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities, including exchange-traded funds, received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds' investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called "evaluated pricing"). The Board has delegated to the Adviser's Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds' net asset value is determined; and changes in overall market conditions. At September 30, 2015, four securities were assigned management appraised fair valuations in good faith pursuant to policies and procedures approved by the Board of Trustees. The Balanced Fund held two securities fair valued at $753,678 representing 0.04% of the Fund's net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund's net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds' fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market's exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●  Level 1 – quoted prices in active markets for identical investments

●  Level 2 – other significant observable inputs (including securities valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●  Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds' closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2015:

	Level 1	Level 2	Level 3	Totals
Balanced
Common Stocks	$1,015,211,704	$—	$—	$1,015,211,704
Affiliated Investment Companies	144,431,834	—	—	144,431,834
Community Investment Notes	—	3,000,000	753,678	3,753,678
Corporate Bonds	—	195,358,261	—	195,358,261
U.S. Gov't Agency Bonds	—	63,407,248	—	63,407,248
Government Bonds	—	5,499,930	—	5,499,930
Municipal Bonds	—	45,605,366	—	45,605,366
U.S. Treasury Notes	—	147,555,424	—	147,555,424
Mortgage-Backed Securities	—	150,069,624	—	150,069,624
Cash Equivalents	16,215,883	30,319,000	—	46,534,883
Total	$1,175,859,421	$640,814,853	$753,678	$1,817,427,952
Growth
Common Stocks	$184,816,063	$—	$—	184,816,063
Cash Equivalents	3,173,138	6,887,000	—	10,060,138
Total	$187,989,201	$6,887,000	$—	$194,876,201
Small Cap
Common Stocks	$437,186,465	$—	$—	437,186,465
Cash Equivalents	16,596,104	21,306,000	—	37,902,104
Total	$453,782,569	$21,306,000	$—	$475,088,569
High Yield Bond
Common Stocks	$667,260	$—	$0	$667,260
Preferred Stocks	8,039,464	—	0	8,039,464
Exchange-Traded Funds	1,915,670	—	—	1,915,670
Corporate Bonds	—	394,131,444	—	394,131,444
Loans	—	30,397,812	—	30,397,812
Cash Equivalents	25,969,528	10,672,539	—	36,642,067
Total	$36,591,922	$435,201,795	$0	$471,793,717
Global Environmental Markets
Common Stocks	$113,228,236	$110,494,405	$—	$223,722,641
Total	$113,228,236	$110,494,405	$—	$223,722,641
International Index
Common Stocks	$3,143,266	$353,141,678	$—	$356,284,944
Preferred Stocks		$1,476,153		1,476,153
Rights	4,793	—	—	4,793
Exchange Traded Funds	726,750	—	—	726,750
Cash Equivalents	—	18,371,000	—	18,371,000
Total	$3,874,809	$372,988,831	$—	$376,863,640
Global Women's Index
Common Stocks	$47,912,341	$26,318,858	$—	$74,231,199
Preferred Stocks		$89,503		89,503
Exchange Traded Funds	4,355,619	—	—	4,355,619
Cash Equivalents	3,230,625	117,000	—	3,347,625
Total	$55,498,585	$26,525,361	$—	$82,023,946

*
Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	High Yield Bond	International Index
Stocks
Balance as of December 31, 2014	$0	$19,877
Realized gain (loss)	—	(343,087)
Amortization of premium	—	—
Change in unrealized appreciation (depreciation)	—	357,935
Purchases/Received in Exchange	—	—
Sales	—	—
Transfers out of Level Three	—	(34,725)
Balance as of September 30, 2015	$0	$—

	Balanced
Bonds and Notes
Balance as of December 31, 2014	$756,253
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	(2,575)
Purchases	—
Sales/Delivered in Exchange	—
Transfers in to and/or out of Level Three	—
Balance as of September 30, 2015	$753,678

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, transfers from Level 1 to Level 2 due to utilization of a pricing vendor's fair value pricing of foreign securities were: $1,631,122 for the International Index Fund, and $184,911 for the Global Women's Index Fund; and Level 2 to Level 1 transfers were: $1,273,525 for the Global Environmental Markets Fund, $3,143,266 for the International Index Fund, and $302,900 for the Global Women's Index Fund.

Transfers from Level 3 to Level 1 resulted from the availibility of current market data provided by the Fund's primary pricing service, which utilizes observable inputs, as of the period ended September 30, 2015.

Significant unobservable inputs were used by three Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund's investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Board of Trustees. At September 30, 2015, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. Upon default, the Funds share the right to offset the securities loaned with the collateral that is held at the Borrower.  The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2015, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral	Over (Under)
Fund	Securities Loaned	to Broker	Value	Collateralized*
Balanced	$15,855,728	$15,796,915	$218,752	$159,939
Growth	3,189,778	3,173,138	—	(16,640)
Small Cap	16,353,849	16,596,104	—	242,255
High Yield Bond	27,581,562	25,969,528	2,084,770	472,736
Global Women's Index	3,235,407	3,230,625	20,549	15,767

*	The daily balance of over (under) collateralized amounts will fluctuate due to timing of collateral settlement. The market value of the loaned securities is determined at the close of each business day. Any additional required collateral is delivered to the Funds, or any excess collateral is returned by the Funds, on the next business day.

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2015 were as follows:

	Purchases		Sales
Fund	Investments*	U.S. Govt Bonds	Investments*	U.S. Govt Bonds
Balanced	$791,657,255	$114,040,825	$750,397,650	$230,018,200
Growth	43,571,996	—	43,545,780	—
Small Cap	397,712,804	—	121,303,520	—
High Yield Bond	297,545,333	—	370,126,313	—
Global Environmental Markets	79,775,771	—	33,803,607	—
International Index	492,148,022	—	226,253,510	—
Global Women's Index	29,979,169	—	15,176,934	—

*	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2015 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2015 were as follows for the Funds:

	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Balanced	$1,743,763,801	$151,530,137	$77,865,986	$73,664,151
Growth	145,326,243	53,412,329	3,862,371	49,549,958
Small Cap	508,554,276	19,341,984	52,807,691	(33,465,707)
High Yield Bond	506,109,519	3,456,036	37,771,838	(34,315,802)
Global Environmental Markets	221,097,717	22,159,538	19,534,614	2,624,924
International ESG Index	410,984,683	7,101,206	41,222,249	(34,121,043)
Global Women's Index	85,302,450	5,255,581	8,534,085	(3,278,504)

Affiliated Investments The term "affiliated company" includes other investment companies that are managed by a Fund's Adviser.  At September 30, 2015, the Balanced Fund held 18,830,748 shares of the International Index Fund, valued at $144,431,834.  The value at December 31, 2014 was $17,753,158.  During the period, gross additions to the affiliated position were $144,754,493.  The change in unrealized depreciation to the affiliated position was $18,075,817.  The realized gain on the affiliated position was $10,909.  The Fund received $1,754,493 in income distributions from this affiliated investment during the period.

Restricted and illiquid securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 ("the Act") which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2015, the Balanced Fund held $10,629,097 or 0.59% of net assets and the High Yield Bond Fund held $234,833,099 or 51.78% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2015, the Balanced Fund held $499,990 of illiquid securities, representing 0.02% of net assets, the High Yield Bond Fund held $40,301,644 of illiquid securities, representing 8.89% of net assets.  The Fund will classify as "illiquid" all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund's net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2015, is as follows:

	Acquisition
Security	Date Range	Cost	Market Value

Balanced Fund
Enterprise Community Impact Note, 1.500%, 12/11/15	12/11/13 - 12/11/13	$500,000	$499,990

High Yield Bond Fund
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21	03/20/14 - 03/27/14	4,554,377	4,239,000
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	9,762,720	8,224,982
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19	02/16/05 - 06/28/05	34,343	34,749
ION Geophysical Corp., 8.125%, 05/15/18	05/08/13 - 02/20/14	7,893,358	4,520,000
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19	04/03/14 - 05/02/14	8,009,781	6,800,000
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,915,442	2,740,313
Quad/Graphics, Inc., 7.000%, 05/01/22	04/11/14 - 11/17/14	6,922,916	6,300,000
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	7,255,232	7,442,600

Item 2.	Controls and Procedures.

(a)  It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 24, 2015

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	November 24, 2015